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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file
number 811-02699

                               AIM Growth Series
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 12/31

Date of reporting period: 9/30/08

Item 1.  Schedule of Investments.

                              AIM BASIC VALUE FUND
          Quarterly Schedule of Portfolio Holdings September 30, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com             BVA-QTR-1 09/08            Invesco Aim Advisors, Inc.

AIM BASIC VALUE FUND


SCHEDULE OF INVESTMENTS(a)
September 30, 2008
(Unaudited)


                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
  INTERESTS--99.52%

ADVERTISING--5.31%

Interpublic Group of Cos., Inc. (The) (b)          7,540,929   $    58,442,200
------------------------------------------------------------------------------
Omnicom Group Inc.                                 1,575,233        60,740,984
==============================================================================
                                                                   119,183,184
==============================================================================

APPAREL RETAIL--1.35%

Gap, Inc. (The)                                    1,707,886        30,366,213
==============================================================================

BREWERS--1.97%

Molson Coors Brewing Co. -Class B                    944,817        44,170,195
==============================================================================

COMPUTER HARDWARE--3.12%

Dell Inc. (b)                                      4,251,975        70,072,548
==============================================================================

CONSTRUCTION MATERIALS--2.32%

Cemex S.A.B. de C.V. -ADR
  (Mexico)(b)(c)                                   3,030,933        52,192,658
==============================================================================

CONSUMER FINANCE--4.17%

American Express Co.                               1,655,300        58,647,279
------------------------------------------------------------------------------
SLM Corp. (b)                                      2,841,721        35,066,837
==============================================================================
                                                                    93,714,116
==============================================================================

DATA PROCESSING & OUTSOURCED
  SERVICES--1.52%

Western Union Co.                                  1,385,811        34,187,957
==============================================================================

DEPARTMENT STORES--2.08%

Kohl's Corp. (b)                                   1,011,800        46,623,744
==============================================================================

DIVERSIFIED CAPITAL MARKETS--1.25%

UBS AG - (Switzerland)(b)                          1,599,300        28,051,722
==============================================================================

EDUCATION SERVICES--2.05%

Apollo Group Inc. -Class A (b)                       777,900        46,129,470
==============================================================================

ELECTRONIC MANUFACTURING SERVICES--0.85%

Tyco Electronics Ltd.                                685,853        18,970,694
==============================================================================

GENERAL MERCHANDISE STORES--2.45%

Target Corp.                                       1,122,904        55,078,441
==============================================================================

HEALTH CARE DISTRIBUTORS--1.81%

Cardinal Health, Inc.                                824,202        40,616,675
==============================================================================

HOME IMPROVEMENT RETAIL--2.88%

Home Depot, Inc. (The)                             2,493,920        64,567,589
==============================================================================

HOUSEHOLD APPLIANCES--2.40%

Whirlpool Corp. (c)                                  680,000        53,917,200
==============================================================================


                                                  SHARES            VALUE
------------------------------------------------------------------------------
HUMAN RESOURCE & EMPLOYMENT SERVICES--3.73%

Robert Half International, Inc.                    3,383,686   $    83,746,228
==============================================================================

INDUSTRIAL CONGLOMERATES--3.09%

General Electric Co.                               1,300,266        33,156,783
------------------------------------------------------------------------------
Tyco International Ltd.                            1,037,301        36,326,281
==============================================================================
                                                                    69,483,064
==============================================================================

INDUSTRIAL MACHINERY--2.56%

Illinois Tool Works Inc.                           1,293,987        57,517,722
==============================================================================

INSURANCE BROKERS--0.72%

Marsh & McLennan Cos., Inc.                          512,072        16,263,407
==============================================================================

INVESTMENT BANKING & BROKERAGE--3.43%

Merrill Lynch & Co., Inc.                          1,306,254        33,048,226
------------------------------------------------------------------------------
Morgan Stanley                                     1,909,608        43,920,984
==============================================================================
                                                                    76,969,210
==============================================================================

LIFE SCIENCES TOOLS & SERVICES--1.96%

Waters Corp. (b)                                     757,610        44,077,750
==============================================================================

MANAGED HEALTH CARE--6.81%

Aetna Inc.                                         1,569,900        56,689,089
------------------------------------------------------------------------------
UnitedHealth Group Inc.                            3,793,986        96,329,305
==============================================================================
                                                                   153,018,394
==============================================================================

MOVIES & ENTERTAINMENT--1.48%

Walt Disney Co. (The)                              1,079,396        33,126,663
==============================================================================

OIL & GAS DRILLING--1.10%

Transocean Inc.                                      225,387        24,756,508
==============================================================================

OIL & GAS EQUIPMENT & SERVICES--3.91%

Halliburton Co.                                    1,463,636        47,407,170
------------------------------------------------------------------------------
Weatherford International Ltd. (b)                 1,603,210        40,304,699
==============================================================================
                                                                    87,711,869
==============================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--9.83%

Bank of America Corp.                              1,249,800        43,743,000
------------------------------------------------------------------------------
Citigroup Inc.                                     4,223,975        86,633,727
------------------------------------------------------------------------------
JPMorgan Chase & Co.                               1,934,929        90,361,185
==============================================================================
                                                                   220,737,912
==============================================================================

PACKAGED FOODS & MEATS--1.38%

Unilever N.V. (Netherlands)(d)                     1,094,915        30,928,989
==============================================================================

PHARMACEUTICALS--2.53%
------------------------------------------------------------------------------
Sanofi-Aventis (France)(c)(d)                        614,753        40,404,266
------------------------------------------------------------------------------
Wyeth                                                443,659        16,388,763
==============================================================================
                                                                    56,793,029
==============================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM BASIC VALUE FUND


                                                  SHARES            VALUE
------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE--3.06%

XL Capital Ltd. -Class A                           3,829,191   $    68,695,687
==============================================================================

PUBLISHING--2.02%

McGraw-Hill Cos., Inc. (The)                       1,432,100        45,268,681
==============================================================================

SEMICONDUCTOR EQUIPMENT--6.04%

ASML Holding N.V. (Netherlands)(d)                 4,392,242        78,417,112
------------------------------------------------------------------------------
KLA-Tencor Corp.                                   1,810,898        57,314,922
==============================================================================
                                                                   135,732,034
==============================================================================

SEMICONDUCTORS--2.55%

Maxim Integrated Products, Inc.                    3,157,295        57,147,039
==============================================================================

SPECIALIZED FINANCE--4.22%

Moody's Corp.                                      2,784,193        94,662,562
==============================================================================

SYSTEMS SOFTWARE--3.57%

CA Inc.                                            1,877,822        37,481,327
------------------------------------------------------------------------------
Microsoft Corp.                                    1,597,876        42,647,311
==============================================================================
                                                                    80,128,638
==============================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $2,193,647,027)                            2,234,607,792
==============================================================================

MONEY MARKET FUNDS--1.20%

Liquid Assets Portfolio
  -Institutional Class(e)                         13,454,362        13,454,362
------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(e)         13,454,362        13,454,362
==============================================================================
    Total Money Market Funds
      (Cost $26,908,724)                                            26,908,724
==============================================================================

TOTAL INVESTMENTS (excluding
  investments purchased with cash
  collateral from securities on
  loan)-100.72% (Cost $2,220,555,751)                            2,261,516,516
==============================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN

MONEY MARKET FUNDS--3.52%

Liquid Assets Portfolio -Institutional
  Class (Cost $79,101,633)(e)(f)                  79,101,633        79,101,633
==============================================================================
TOTAL INVESTMENTS--104.24%
  (Cost $2,299,657,384)                                          2,340,618,149
==============================================================================
OTHER ASSETS LESS LIABILITIES--(4.24)%                             (95,127,835)
==============================================================================
NET ASSETS--100.00%                                            $ 2,245,490,314
______________________________________________________________________________
==============================================================================


Investment Abbreviations:

ADR -- American Depositary Receipt

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c)  All or a portion of this security was out on loan at September 30, 2008.

(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at September 30, 2008 was $149,750,367, which represented 6.67% of the Fund's Net Assets. See Note 1A.

(e) The money market fund and the Fund are affiliated by having the same investment advisor.

(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1D.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM BASIC VALUE FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2008
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

         Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM BASIC VALUE FUND

         Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

         The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on

AIM BASIC VALUE FUND
     securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

         The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to significant unobservable inputs (level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

         Level 1 - Quoted prices in an active market for identical assets.

         Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

         Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

         Below is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2008. The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL   INVESTMENTS IN SECURITIES
----------------------------------------
Level 1                   $2,190,867,782
----------------------------------------
Level 2                      149,750,367
----------------------------------------
Level 3                               --
========================================
                          $2,340,618,149
========================================

AIM BASIC VALUE FUND


NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2008 was $1,439,142,684 and $2,259,577,406, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $ 353,967,700
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (321,278,448)
==============================================================================
Net unrealized appreciation of investment securities             $  32,689,252
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $2,307,928,897.

                              AIM ALLOCATION FUNDS
                       AIM CONSERVATIVE ALLOCATION FUND
                          AIM GROWTH ALLOCATION FUND
                         AIM MODERATE ALLOCATION FUND
                      AIM MODERATE GROWTH ALLOCATION FUND
                  AIM MODERATELY CONSERVATIVE ALLOCATION FUND
           Quaterly Schedule of Portfolio Holdings September 30, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com             AAS-QTR-1 09/08            Invesco Aim Advisors, Inc.

AIM ALLOCATION FUNDS


SCHEDULE OF INVESTMENTS
September 30, 2008
(Unaudited)


AIM CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-100.19%(a)


                                                                                               CHANGE IN
                                                                                               UNREALIZED
                                      % OF NET       VALUE       PURCHASES      PROCEEDS      APPRECIATION      REALIZED
                                       ASSETS      12/31/07       AT COST      FROM SALES    (DEPRECIATION)   GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------------
AIM Charter Fund                         4.91%   $  5,927,791   $ 1,948,257   $   (479,893)  $    (800,544)   $   84,580
-------------------------------------------------------------------------------------------------------------------------
AIM Core Bond Fund (b)                  22.00%     27,455,265     9,428,851     (3,162,894)     (3,654,670)     (166,294)
-------------------------------------------------------------------------------------------------------------------------
AIM Floating Rate Fund                   7.09%      8,280,864     3,329,115       (687,048)     (1,198,454)      (88,706)
-------------------------------------------------------------------------------------------------------------------------
AIM International Core Equity Fund       2.13%      2,985,651     1,007,346       (225,509)       (891,687)       22,159
-------------------------------------------------------------------------------------------------------------------------
AIM International Total Return Fund      4.05%      5,267,623     1,481,866     (1,075,539)       (248,073)       79,061
-------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Basic Value Fund           2.03%      2,787,949     1,275,810       (220,244)     (1,051,260)      (28,940)
-------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth Fund (c)            2.24%      3,204,501       892,635       (247,243)       (845,285)       37,210
-------------------------------------------------------------------------------------------------------------------------
AIM Limited Maturity Treasury Fund       8.74%     10,046,134     3,034,835     (1,332,877)        106,691        26,719
-------------------------------------------------------------------------------------------------------------------------
AIM Multi-Sector Fund                    2.18%      2,949,052       930,606       (228,879)       (719,902)       33,988
-------------------------------------------------------------------------------------------------------------------------
AIM Select Real Estate Income Fund       2.33%             --     3,938,555       (179,302)       (581,768)      (15,420)
-------------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond Fund                24.64%     29,519,969    10,041,017     (3,184,058)     (2,737,723)     (148,789)
-------------------------------------------------------------------------------------------------------------------------
AIM Structured Growth Fund               2.18%      3,144,633       995,644       (232,011)       (953,497)        8,734
-------------------------------------------------------------------------------------------------------------------------
AIM Structured Value Fund                2.34%      2,800,602     1,206,436       (227,972)       (577,034)      (17,515)
-------------------------------------------------------------------------------------------------------------------------
AIM Trimark Endeavor Fund                2.44%      5,184,307     1,261,150     (2,703,135)       (404,079)      (19,713)
-------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                 10.89%     12,337,623     3,782,061     (1,319,779)             --            --
=========================================================================================================================
TOTAL INVESTMENTS IN AFFILIATED
UNDERLYING FUNDS
(COST $150,399,269)                    100.19%    121,891,964    44,554,184    (15,506,383)    (14,557,285)     (192,926)
=========================================================================================================================
OTHER ASSETS LESS LIABILITIES           -0.19%
=========================================================================================================================
NET ASSETS                             100.00%
_________________________________________________________________________________________________________________________
=========================================================================================================================




                                       DIVIDEND      SHARES         VALUE
                                        INCOME      09/30/08      09/30/08
-----------------------------------------------------------------------------
AIM Charter Fund                      $       --      443,867   $  6,680,191
-----------------------------------------------------------------------------
AIM Core Bond Fund (b)                 1,739,281    3,329,650     29,900,258
-----------------------------------------------------------------------------
AIM Floating Rate Fund                   423,573    1,293,392      9,635,771
-----------------------------------------------------------------------------
AIM International Core Equity Fund            --      268,081      2,897,960
-----------------------------------------------------------------------------
AIM International Total Return Fund       83,762      522,786      5,504,938
-----------------------------------------------------------------------------
AIM Large Cap Basic Value Fund                --      279,405      2,763,315
-----------------------------------------------------------------------------
AIM Large Cap Growth Fund (c)                 --      291,362      3,041,818
-----------------------------------------------------------------------------
AIM Limited Maturity Treasury Fund       238,624    1,147,971     11,881,502
-----------------------------------------------------------------------------
AIM Multi-Sector Fund                         --      130,841      2,964,865
-----------------------------------------------------------------------------
AIM Select Real Estate Income Fund        86,943      412,802      3,162,065
-----------------------------------------------------------------------------
AIM Short Term Bond Fund               1,652,394    3,779,957     33,490,416
-----------------------------------------------------------------------------
AIM Structured Growth Fund                    --      335,998      2,963,503
-----------------------------------------------------------------------------
AIM Structured Value Fund                     --      355,415      3,184,517
-----------------------------------------------------------------------------
AIM Trimark Endeavor Fund                     --      271,788      3,318,530
-----------------------------------------------------------------------------
Liquid Assets Portfolio                  311,416   14,799,905     14,799,905
=============================================================================
TOTAL INVESTMENTS IN AFFILIATED
UNDERLYING FUNDS
(COST $150,399,269)                    4,535,993                 136,189,554
=============================================================================
OTHER ASSETS LESS LIABILITIES                                       (255,638)
=============================================================================
NET ASSETS                                                      $135,933,916
_____________________________________________________________________________
=============================================================================


AIM GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-100.13%(a)


                                                                                               CHANGE IN
                                                                                               UNREALIZED
                                      % OF NET       VALUE       PURCHASES      PROCEEDS      APPRECIATION      REALIZED
                                       ASSETS      12/31/07       AT COST      FROM SALES    (DEPRECIATION)    GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------------------
AIM Dynamics Fund (c)                    4.89%   $ 36,048,799   $ 3,173,159   $ (1,845,179)  $ (10,371,273)   $   430,226
--------------------------------------------------------------------------------------------------------------------------
AIM Global Real Estate Fund              4.83%             --    36,683,633     (1,365,985)     (7,982,598)      (277,637)
--------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund                      5.69%     36,384,504     3,746,783     (3,533,714)     (4,337,633)      (359,030)
--------------------------------------------------------------------------------------------------------------------------
AIM International Core Equity Fund      12.06%     92,056,511     3,352,335     (4,955,726)    (23,421,083)       584,233
--------------------------------------------------------------------------------------------------------------------------
AIM International Growth Fund           12.03%     93,962,662     3,352,335     (5,640,738)    (25,915,949)     1,701,507
--------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Basic Value Fund           8.01%     59,960,276     7,881,754     (3,074,087)    (19,373,264)      (471,675)
--------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth Fund (c)           10.16%     79,155,178     2,681,868     (7,417,926)    (18,702,552)     1,261,210
--------------------------------------------------------------------------------------------------------------------------
AIM Multi-Sector Fund                   12.35%     90,829,497     3,352,335     (7,005,932)    (19,415,555)     1,491,835
--------------------------------------------------------------------------------------------------------------------------
AIM Real Estate Fund                     0.00%     33,168,286       994,950    (37,355,661)      9,841,202     (6,648,777)
--------------------------------------------------------------------------------------------------------------------------
AIM Small Cap Growth Fund               10.91%     72,711,325     4,173,118     (3,745,792)    (11,900,157)       (76,647)
--------------------------------------------------------------------------------------------------------------------------
AIM Structured Growth Fund               9.90%     77,617,766     2,681,868     (4,447,989)    (20,542,144)       197,357
--------------------------------------------------------------------------------------------------------------------------
AIM Structured Value Fund                9.30%     60,252,728     6,489,319     (3,177,872)    (11,136,299)      (293,768)
==========================================================================================================================
TOTAL INVESTMENTS IN AFFILIATED
UNDERLYING FUNDS
(COST $681,647,073)                    100.13%    732,147,532    78,563,457    (83,566,601)   (163,257,305)    (2,461,166)
==========================================================================================================================
OTHER ASSETS LESS LIABILITIES           -0.13%
==========================================================================================================================
NET ASSETS                             100.00%
__________________________________________________________________________________________________________________________
==========================================================================================================================




                                       DIVIDEND       SHARES          VALUE
                                        INCOME       09/30/08        09/30/08
-------------------------------------------------------------------------------
AIM Dynamics Fund (c)                 $       --   $  1,520,828   $ 27,435,732
-------------------------------------------------------------------------------
AIM Global Real Estate Fund              329,092      2,591,706     27,057,413
-------------------------------------------------------------------------------
AIM High Yield Fund                    2,405,849      8,621,867     31,900,910
-------------------------------------------------------------------------------
AIM International Core Equity Fund            --      6,254,974     67,616,270
-------------------------------------------------------------------------------
AIM International Growth Fund                 --      2,809,655     67,459,817
-------------------------------------------------------------------------------
AIM Large Cap Basic Value Fund                --      4,542,265     44,923,004
-------------------------------------------------------------------------------
AIM Large Cap Growth Fund (c)                 --      5,457,642     56,977,778
-------------------------------------------------------------------------------
AIM Multi-Sector Fund                         --      3,056,142     69,252,180
-------------------------------------------------------------------------------
AIM Real Estate Fund                     131,133             --             --
-------------------------------------------------------------------------------
AIM Small Cap Growth Fund                     --      2,432,850     61,161,847
-------------------------------------------------------------------------------
AIM Structured Growth Fund                    --      6,293,295     55,506,858
-------------------------------------------------------------------------------
AIM Structured Value Fund                     --      5,818,539     52,134,108
===============================================================================
TOTAL INVESTMENTS IN AFFILIATED
UNDERLYING FUNDS
(COST $681,647,073)                    2,866,074                   561,425,917
===============================================================================
OTHER ASSETS LESS LIABILITIES                                         (744,262)
===============================================================================
NET ASSETS                                                        $560,681,655
_______________________________________________________________________________
===============================================================================


See accompanying notes which are an integral part of this schedule.

AIM ALLOCATION FUNDS

September 30, 2008
(Unaudited)


AIM MODERATE ALLOCATION FUND
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-100.17%(a)


                                                                                                CHANGE IN
                                                                                               UNREALIZED
                                      % OF NET       VALUE       PURCHASES      PROCEEDS      APPRECIATION      REALIZED
                                       ASSETS      12/31/07       AT COST      FROM SALES    (DEPRECIATION)   GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------------------
AIM Capital Development Fund             3.73%   $ 37,430,178   $ 1,106,441   $ (5,807,677)  $  (8,386,380)   $  (484,225)
--------------------------------------------------------------------------------------------------------------------------
AIM Core Bond Fund (b)                  24.92%    187,013,322    15,703,240    (21,611,381)    (20,349,831)    (1,207,299)
--------------------------------------------------------------------------------------------------------------------------
AIM Floating Rate Fund                   3.30%     23,044,053     2,223,068     (1,033,486)     (2,965,989)      (139,522)
--------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund                      9.68%     69,195,698     6,751,696     (4,889,658)     (8,615,555)      (469,011)
--------------------------------------------------------------------------------------------------------------------------
AIM International Core Equity Fund       9.12%     77,836,457     3,279,062     (3,114,750)    (20,005,606)       383,534
--------------------------------------------------------------------------------------------------------------------------
AIM International Growth Fund            6.82%     59,608,366     2,058,316     (2,410,151)    (16,255,865)       683,411
--------------------------------------------------------------------------------------------------------------------------
AIM International Total Return Fund      2.74%     21,538,918       890,081     (4,473,253)       (738,269)       353,198
--------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Basic Value Fund           4.33%     36,182,198     5,162,240     (1,474,094)    (11,962,285)      (203,515)
--------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth Fund (c)            6.00%     52,313,375     1,479,788     (3,680,935)    (12,461,047)       785,456
--------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Basic Value Fund             3.90%     36,935,154     1,106,441     (4,858,357)     (8,106,787)       (98,512)
--------------------------------------------------------------------------------------------------------------------------
AIM Multi-Sector Fund                    4.67%     38,392,019     1,247,610     (2,037,538)     (8,162,139)       458,997
--------------------------------------------------------------------------------------------------------------------------
AIM Real Estate Fund                     3.17%             --    23,534,672       (699,414)     (2,462,054)       (79,997)
--------------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond Fund                 2.79%     20,021,197     1,575,748     (2,137,519)     (1,515,556)       (96,427)
--------------------------------------------------------------------------------------------------------------------------
AIM Structured Growth Fund               5.85%     51,278,660     1,753,767     (1,981,235)    (13,646,373)        39,203
--------------------------------------------------------------------------------------------------------------------------
AIM Structured Value Fund                5.02%     36,352,557     4,320,178     (1,546,943)     (6,830,393)      (143,136)
--------------------------------------------------------------------------------------------------------------------------
AIM Trimark Small Companies Fund         4.13%     35,865,195     1,106,441     (2,967,893)     (7,727,594)       190,465
==========================================================================================================================
TOTAL INVESTMENTS IN AFFILIATED
UNDERLYING FUNDS
(COST $753,799,664)                    100.17%    783,007,347    73,298,789    (64,724,284)   (150,191,723)       (27,380)
==========================================================================================================================
OTHER ASSETS LESS LIABILITIES           -0.17%
==========================================================================================================================
NET ASSETS                             100.00%
__________________________________________________________________________________________________________________________
==========================================================================================================================




                                        DIVIDEND       SHARES         VALUE
                                         INCOME       09/30/08      09/30/08
-------------------------------------------------------------------------------
AIM Capital Development Fund          $        --     1,686,102   $ 23,858,337
-------------------------------------------------------------------------------
AIM Core Bond Fund (b)                 10,257,596    17,767,044    159,548,051
-------------------------------------------------------------------------------
AIM Floating Rate Fund                  1,045,252     2,835,990     21,128,124
-------------------------------------------------------------------------------
AIM High Yield Fund                     4,620,782    16,749,505     61,973,170
-------------------------------------------------------------------------------
AIM International Core Equity Fund             --     5,400,435     58,378,697
-------------------------------------------------------------------------------
AIM International Growth Fund                  --     1,819,412     43,684,077
-------------------------------------------------------------------------------
AIM International Total Return Fund       298,166     1,668,630     17,570,675
-------------------------------------------------------------------------------
AIM Large Cap Basic Value Fund                 --     2,801,268     27,704,544
-------------------------------------------------------------------------------
AIM Large Cap Growth Fund (c)                  --     3,681,670     38,436,637
-------------------------------------------------------------------------------
AIM Mid Cap Basic Value Fund                   --     2,347,551     24,977,939
-------------------------------------------------------------------------------
AIM Multi-Sector Fund                          --     1,319,459     29,898,949
-------------------------------------------------------------------------------
AIM Real Estate Fund                      275,113       912,464     20,293,207
-------------------------------------------------------------------------------
AIM Short Term Bond Fund                  983,830     2,014,384     17,847,443
-------------------------------------------------------------------------------
AIM Structured Growth Fund                     --     4,245,354     37,444,022
-------------------------------------------------------------------------------
AIM Structured Value Fund                      --     3,588,422     32,152,263
-------------------------------------------------------------------------------
AIM Trimark Small Companies Fund               --     2,273,764     26,466,614
===============================================================================
TOTAL INVESTMENTS IN AFFILIATED
UNDERLYING FUNDS
(COST $753,799,664)                    17,480,739                  641,362,749
===============================================================================
OTHER ASSETS LESS LIABILITIES                                       (1,074,814)
===============================================================================
NET ASSETS                                                        $640,287,935
_______________________________________________________________________________
===============================================================================


AIM MODERATE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-100.12%(a)

                                                                                                CHANGE IN
                                                                                               UNREALIZED
                                      % OF NET       VALUE       PURCHASES      PROCEEDS      APPRECIATION      REALIZED
                                       ASSETS      12/31/07       AT COST      FROM SALES    (DEPRECIATION)   GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------------------
AIM Core Bond Fund (b)                  11.17%   $ 52,719,527   $ 6,216,484   $ (5,109,058)  $  (6,148,956)   $  (188,013)
--------------------------------------------------------------------------------------------------------------------------
AIM Dynamics Fund (c)                    4.29%     24,752,482     1,558,075     (1,469,703)     (6,876,621)       298,246
--------------------------------------------------------------------------------------------------------------------------
AIM Global Real Estate Fund              3.77%             --    21,015,887       (249,690)     (4,697,875)       (45,192)
--------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund                     11.09%     49,939,002     6,656,663     (2,676,816)     (6,550,950)      (218,963)
--------------------------------------------------------------------------------------------------------------------------
AIM International Core Equity Fund      10.35%     55,588,814     3,812,095       (969,946)    (14,456,802)        53,885
--------------------------------------------------------------------------------------------------------------------------
AIM International Growth Fund           10.33%     56,719,771     3,578,309     (1,117,635)    (15,480,021)       225,386
--------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Basic Value Fund           6.25%     32,954,012     5,622,126       (593,932)    (11,230,140)      (158,127)
--------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth Fund (c)            8.18%     44,779,891     2,672,860     (2,435,031)    (10,487,056)       237,051
--------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Basic Value Fund             5.03%     24,025,178     4,110,020       (437,489)     (6,219,057)       (79,460)
--------------------------------------------------------------------------------------------------------------------------
AIM Multi-Sector Fund                    7.23%     37,407,786     2,472,748     (1,408,689)     (7,903,869)       169,756
--------------------------------------------------------------------------------------------------------------------------
AIM Real Estate Fund                     0.00%     11,384,984       546,699    (13,057,681)      4,017,250     (2,891,252)
--------------------------------------------------------------------------------------------------------------------------
AIM Small Cap Equity Fund                7.21%     36,656,856     2,306,192     (5,002,214)     (2,702,890)      (597,377)
--------------------------------------------------------------------------------------------------------------------------
AIM Structured Growth Fund               7.97%     43,933,750     2,854,353       (947,287)    (12,008,839)        39,046
--------------------------------------------------------------------------------------------------------------------------
AIM Structured Value Fund                7.25%     33,121,041     4,840,828       (622,952)     (6,437,025)       (52,939)
==========================================================================================================================
TOTAL INVESTMENTS IN AFFILIATED
UNDERLYING FUNDS
(COST $526,024,369)                    100.12%    503,983,094    68,263,339    (36,098,123)   (107,182,851)    (3,207,953)
==========================================================================================================================
OTHER ASSETS LESS LIABILITIES           -0.12%
==========================================================================================================================
NET ASSETS                             100.00%
__________________________________________________________________________________________________________________________
==========================================================================================================================




                                        DIVIDEND       SHARES         VALUE
                                         INCOME       09/30/08      09/30/08
-------------------------------------------------------------------------------
AIM Core Bond Fund (b)                 $2,976,673     5,288,417   $ 47,489,984
-------------------------------------------------------------------------------
AIM Dynamics Fund (c)                          --     1,012,332     18,262,479
-------------------------------------------------------------------------------
AIM Global Real Estate Fund               189,913     1,534,782     16,023,130
-------------------------------------------------------------------------------
AIM High Yield Fund                     3,416,827    12,742,956     47,148,936
-------------------------------------------------------------------------------
AIM International Core Equity Fund             --     4,072,900     44,028,046
-------------------------------------------------------------------------------
AIM International Growth Fund                  --     1,829,480     43,925,810
-------------------------------------------------------------------------------
AIM Large Cap Basic Value Fund                 --     2,688,973     26,593,939
-------------------------------------------------------------------------------
AIM Large Cap Growth Fund (c)                  --     3,330,241     34,767,715
-------------------------------------------------------------------------------
AIM Mid Cap Basic Value Fund                   --     2,011,202     21,399,192
-------------------------------------------------------------------------------
AIM Multi-Sector Fund                          --     1,356,475     30,737,732
-------------------------------------------------------------------------------
AIM Real Estate Fund                       45,944            --             --
-------------------------------------------------------------------------------
AIM Small Cap Equity Fund                      --     2,841,572     30,660,567
-------------------------------------------------------------------------------
AIM Structured Growth Fund                     --     3,840,252     33,871,023
-------------------------------------------------------------------------------
AIM Structured Value Fund                      --     3,442,964     30,848,953
===============================================================================
TOTAL INVESTMENTS IN AFFILIATED
UNDERLYING FUNDS                        6,629,357                  425,757,506
(COST $526,024,369)
===============================================================================
OTHER ASSETS LESS LIABILITIES                                         (505,499)
===============================================================================
NET ASSETS                                                        $425,252,007
_______________________________________________________________________________
===============================================================================


See accompanying notes which are an integral part of this schedule.

AIM ALLOCATION FUNDS

September 30, 2008
(Unaudited)


AIM MODERATELY CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-100.11%(a)


                                                                                                CHANGE IN
                                                                                               UNREALIZED
                                      % OF NET       VALUE       PURCHASES      PROCEEDS      APPRECIATION      REALIZED
                                       ASSETS      12/31/07       AT COST      FROM SALES    (DEPRECIATION)   GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------------
AIM Capital Development Fund             2.24%   $  2,602,249   $   802,691   $   (98,983)    $   (791,580)    $ (11,176)
-------------------------------------------------------------------------------------------------------------------------
AIM Core Bond Fund (b)                  23.30%     25,373,162     6,083,450    (2,014,760)      (3,311,772)      (80,105)
-------------------------------------------------------------------------------------------------------------------------
AIM Floating Rate Fund                   5.25%      5,344,069     1,538,784      (217,340)        (766,256)      (28,778)
-------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund                      4.12%      4,280,082     1,129,969      (174,693)        (619,604)      (15,060)
-------------------------------------------------------------------------------------------------------------------------
AIM International Core Equity Fund       4.39%      5,398,355     1,232,830      (200,165)      (1,522,384)        4,346
-------------------------------------------------------------------------------------------------------------------------
AIM International Growth Fund            2.19%      2,752,161       602,011      (100,899)        (819,192)       16,261
-------------------------------------------------------------------------------------------------------------------------
AIM International Total Return Fund      3.67%      4,166,486       769,860      (707,870)        (176,513)       55,991
-------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Basic Value Fund           4.70%      5,668,195     1,930,757      (215,218)      (2,070,504)      (56,690)
-------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth Fund (c)            5.19%      6,527,069     1,151,893      (268,931)      (1,619,325)       16,421
-------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Basic Value Fund             2.35%      5,139,067       745,212    (2,328,388)        (551,517)     (374,238)
-------------------------------------------------------------------------------------------------------------------------
AIM Multi-Sector Fund                    2.25%      2,667,466       550,022      (101,194)        (608,022)        5,487
-------------------------------------------------------------------------------------------------------------------------
AIM Select Real Estate Income Fund       2.40%             --     3,270,086       (64,008)        (518,023)       (7,616)
-------------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond Fund                12.78%     13,335,671     3,138,722      (939,742)      (1,215,743)      (37,433)
-------------------------------------------------------------------------------------------------------------------------
AIM Structured Growth Fund               5.06%      6,403,960     1,359,205      (230,616)      (1,883,796)        7,578
-------------------------------------------------------------------------------------------------------------------------
AIM Structured Value Fund                5.44%      5,697,645     1,795,507      (225,000)      (1,171,595)      (17,505)
-------------------------------------------------------------------------------------------------------------------------
AIM U.S. Government Fund (b)            14.78%     14,927,695     3,244,674    (1,720,951)          65,750           328
=========================================================================================================================
TOTAL INVESTMENTS IN AFFILIATED
UNDERLYING FUNDS
(COST $129,911,967)                    100.11%    110,283,332    29,345,673    (9,608,758)     (17,580,076)     (522,189)
=========================================================================================================================
OTHER ASSETS LESS LIABILITIES           -0.11%
=========================================================================================================================
NET ASSETS                             100.00%
_________________________________________________________________________________________________________________________
=========================================================================================================================




                                       DIVIDEND      SHARES        VALUE
                                        INCOME      09/30/08     09/30/08
----------------------------------------------------------------------------
AIM Capital Development Fund          $       --     176,905   $  2,503,201
----------------------------------------------------------------------------
AIM Core Bond Fund (b)                 1,547,869   2,900,888     26,049,975
----------------------------------------------------------------------------
AIM Floating Rate Fund                   263,589     787,984      5,870,479
----------------------------------------------------------------------------
AIM High Yield Fund                      312,450   1,243,431      4,600,694
----------------------------------------------------------------------------
AIM International Core Equity Fund            --     454,485      4,912,982
----------------------------------------------------------------------------
AIM International Growth Fund                 --     102,055      2,450,342
----------------------------------------------------------------------------
AIM International Total Return Fund       64,326     390,119      4,107,954
----------------------------------------------------------------------------
AIM Large Cap Basic Value Fund                --     531,500      5,256,540
----------------------------------------------------------------------------
AIM Large Cap Growth Fund (c)                 --     556,238      5,807,127
----------------------------------------------------------------------------
AIM Mid Cap Basic Value Fund                  --     247,193      2,630,136
----------------------------------------------------------------------------
AIM Multi-Sector Fund                         --     110,934      2,513,759
----------------------------------------------------------------------------
AIM Select Real Estate Income Fund        76,068     349,927      2,680,439
----------------------------------------------------------------------------
AIM Short Term Bond Fund                 719,746   1,611,905     14,281,475
----------------------------------------------------------------------------
AIM Structured Growth Fund                    --     641,307      5,656,331
----------------------------------------------------------------------------
AIM Structured Value Fund                     --     678,466      6,079,052
----------------------------------------------------------------------------
AIM U.S. Government Fund (b)             624,113   1,911,747     16,517,496
============================================================================
TOTAL INVESTMENTS IN AFFILIATED
UNDERLYING FUNDS
(COST $129,911,967)                    3,608,161                111,917,982
============================================================================
OTHER ASSETS LESS LIABILITIES                                      (128,526)
============================================================================
NET ASSETS                                                     $111,789,456
____________________________________________________________________________
============================================================================


Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the mutual funds listed.

(b) Effective April 30, 2008, AIM Total Return Bond Fund and AIM Intermediate Government Fund name changed to AIM Core Bond Fund and AIM U.S. Government Fund, respectively.

(c) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.


See accompanying notes which are an integral part of this schedule.

AIM ALLOCATION FUNDS


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2008
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

Each Fund is a "fund of funds", in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by Invesco Aim Advisors, Inc. ("Invesco Aim").

A. SECURITY VALUATIONS - Investments in underlying funds are valued at the end of the day net asset value per share.

         Securities in the underlying funds, including restricted securities, are valued according to the following policy.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

         Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

AIM ALLOCATION FUNDS

         Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

         Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date.

         Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Funds adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to significant unobservable inputs (level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

         Level 1 - Quoted prices in an active market for identical assets.

         Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

         Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

         Below is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2008. The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                INVESTMENTS IN SECURITIES
                            ---------------------------------
FUND NAME                       Level 1      Level 2  Level 3       TOTAL
--------------------------------------------------------------------------------
AIM Conservative
Allocation Fund               $136,189,554    $--      $--       $136,189,554
--------------------------------------------------------------------------------
AIM Growth Allocation Fund     561,425,917     --       --        561,425,917
--------------------------------------------------------------------------------
AIM Moderate Allocation
Fund                           641,362,749     --       --        641,362,749
--------------------------------------------------------------------------------
AIM Moderate Growth
Allocation Fund                425,757,506     --       --        425,757,506
--------------------------------------------------------------------------------
AIM Moderately
Conservative Allocation
Fund                           111,917,982     --       --        111,917,982
--------------------------------------------------------------------------------

AIM ALLOCATION FUNDS


NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

                                                                       AT SEPTEMBER 30, 2008
                      FOR THE NINE MONTHS ENDED    -------------------------------------------------------------
                         SEPTEMBER 30, 2008*                                                      NET UNREALIZED
                      --------------------------    FEDERAL TAX    UNREALIZED      UNREALIZED      APPRECIATION
                        PURCHASES       SALES          COST**     APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------
AIM Conservative
Allocation Fund       $40,772,123    $14,186,604   $151,005,260     $282,232     $ (15,097,938)   $ (14,815,706)
----------------------------------------------------------------------------------------------------------------
AIM Growth
Allocation Fund        78,563,457     83,566,601    681,666,750           --      (120,240,833)    (120,240,833)
----------------------------------------------------------------------------------------------------------------
AIM Moderate
Allocation Fund        73,298,789     64,724,284    754,067,804       82,131      (112,787,186)    (112,705,055)
----------------------------------------------------------------------------------------------------------------
AIM Moderate Growth
Allocation Fund        68,263,339     36,098,123    526,134,695           --      (100,377,189)    (100,377,189)
----------------------------------------------------------------------------------------------------------------
AIM Moderately
Conservative
Allocation Fund        29,345,673      9,608,758    130,066,271      173,571       (18,321,860)     (18,148,289)
----------------------------------------------------------------------------------------------------------------

*    Excludes U.S. Treasury obligations and money market funds, if any.

** Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

                             AIM GLOBAL EQUITY FUND
           Quarterly Schedule of Portfolio Holdings September 30, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com              GEQ-QTR-1 09/08           Invesco Aim Advisors, Inc.

AIM GLOBAL EQUITY FUND


SCHEDULE OF INVESTMENTS(a)
September 30, 2008
(Unaudited)


                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS--97.77%

AUSTRALIA--5.18%

BHP Billiton Ltd. (b)                                 44,030   $     1,131,235
------------------------------------------------------------------------------
Commonwealth Bank of Australia (b)                   141,138         4,952,511
------------------------------------------------------------------------------
Rio Tinto Limited (b)                                  3,434           236,341
------------------------------------------------------------------------------
Westpac Banking Corp. (b)                            422,211         7,472,990
==============================================================================
                                                                    13,793,077
==============================================================================

AUSTRIA--0.35%

Immofinanz Immobilien Anlagen A.G. (b)               262,104           921,495
==============================================================================

BELGIUM--1.30%

Dexia S.A. (b)                                       315,144         3,461,861
==============================================================================

BERMUDA--0.89%

Arch Capital Group Ltd. (c)                           32,390         2,365,442
==============================================================================

CANADA--2.30%

Fairfax Financial Holdings Ltd.                       10,275         3,350,080
------------------------------------------------------------------------------
Methanex Corp.                                       113,220         2,252,166
------------------------------------------------------------------------------
Teck Cominco Ltd. -Class B                            18,300           532,707
==============================================================================
                                                                     6,134,953
==============================================================================

DENMARK--0.91%

Novo Nordisk A.S. -Class B (b)                        47,402         2,427,500
==============================================================================

FINLAND--2.00%

Nokia Oyj (b)                                        285,245         5,317,174
==============================================================================

FRANCE--2.31%

BNP Paribas (b)                                       21,669         2,082,891
------------------------------------------------------------------------------
Legrand S.A. (b)                                     138,231         3,137,655
------------------------------------------------------------------------------
UbiSoft Entertainment S.A (b)(c)                      13,578           941,817
==============================================================================
                                                                     6,162,363
==============================================================================

GERMANY--4.53%

BASF S.E. (b)                                         47,436         2,273,164
------------------------------------------------------------------------------
Daimler A.G. (b)                                     105,557         5,334,278
------------------------------------------------------------------------------
Deutsche Lufthansa A.G. (b)                          101,973         2,005,657
------------------------------------------------------------------------------
K+S A.G. (b)                                          32,025         2,241,162
------------------------------------------------------------------------------
MAN A.G. (b)                                           3,172           213,050
==============================================================================
                                                                    12,067,311
==============================================================================

IRELAND--1.76%

Anglo Irish Bank Corp. PLC (b)                       830,581         4,679,219
==============================================================================

ITALY--0.95%

Eni S.p.A. (b)                                        96,276         2,540,942
==============================================================================

JAPAN--12.74%

Asahi Breweries, Ltd. (b)                            137,700         2,409,994
------------------------------------------------------------------------------


                                                  SHARES            VALUE
------------------------------------------------------------------------------
JAPAN--(CONTINUED)

Astellas Pharma Inc. (b)                              85,700   $     3,602,018
------------------------------------------------------------------------------
Electric Power Development Co., Ltd. (b)             175,800         5,683,365
------------------------------------------------------------------------------
Hisamitsu Pharmaceutical Co., Inc. (b)                66,200         2,874,696
------------------------------------------------------------------------------
Isuzu Motors Ltd. (b)                                239,000           660,465
------------------------------------------------------------------------------
Panasonic Corp. (b)                                   97,000         1,683,998
------------------------------------------------------------------------------
Minebea Co., Ltd. (b)                                206,000           774,915
------------------------------------------------------------------------------
Nippon Electric Glass Co., Ltd. (b)                  479,000         4,333,037
------------------------------------------------------------------------------
Nissan Motor Co., Ltd. (b)                           690,500         4,634,266
------------------------------------------------------------------------------
Resona Holdings, Inc. (b)                              1,309         1,735,400
------------------------------------------------------------------------------
Sanyo Electric Co., Ltd. (b)(c)                    1,266,000         2,198,134
------------------------------------------------------------------------------
Toyo Suisan Kaisha, Ltd. (b)                         131,000         3,321,956
==============================================================================
                                                                    33,912,244
==============================================================================

NORWAY--2.59%

Frontline Ltd. (b)                                    24,420         1,164,525
------------------------------------------------------------------------------
StatoilHydro A.S.A. (b)                              101,749         2,425,296
------------------------------------------------------------------------------
Yara International A.S.A. (b)                         93,814         3,292,887
==============================================================================
                                                                     6,882,708
==============================================================================

SINGAPORE--0.22%

Jardine Matheson Holdings Ltd. (b)                    22,000           574,688
==============================================================================

SWEDEN--0.46%

Swedbank A.B. -Class A (b)                            91,900         1,211,454
==============================================================================

SWITZERLAND--0.68%

Nestle S.A. (b)                                       13,480           582,973
------------------------------------------------------------------------------
Novartis A.G. (b)                                     23,230         1,214,919
==============================================================================
                                                                     1,797,892
==============================================================================

UNITED KINGDOM--8.77%

Antofagasta PLC (b)                                  173,510         1,250,971
------------------------------------------------------------------------------
BHP Billiton PLC (b)                                  28,955           654,974
------------------------------------------------------------------------------
British American Tobacco PLC (b)                     200,446         6,549,618
------------------------------------------------------------------------------
Eurasian Natural Resources (b)                       170,520         1,552,467
------------------------------------------------------------------------------
Ladbrokes PLC (b)                                    983,830         3,324,890
------------------------------------------------------------------------------
Rio Tinto PLC (b)                                     11,993           746,214
------------------------------------------------------------------------------
Royal Dutch Shell PLC -Class B (b)                    39,876         1,131,261
------------------------------------------------------------------------------
Standard Chartered PLC (b)                           180,893         4,393,937
------------------------------------------------------------------------------
Tesco PLC (b)                                        495,337         3,444,798
------------------------------------------------------------------------------
Vodafone Group PLC (b)                               136,506           301,569
==============================================================================
                                                                    23,350,699
==============================================================================

UNITED STATES--49.83%

Aeropostale, Inc. (c)                                 98,081         3,149,381
------------------------------------------------------------------------------
AK Steel Holding Corp.                                14,013           363,217
------------------------------------------------------------------------------
Bank of New York Mellon Corp.                        113,789         3,707,246
------------------------------------------------------------------------------
Capital One Financial Corp.                          103,356         5,271,156
------------------------------------------------------------------------------
CF Industries Holdings, Inc.                           3,000           274,380
------------------------------------------------------------------------------

AIM GLOBAL EQUITY FUND


                                                  SHARES            VALUE
------------------------------------------------------------------------------
UNITED STATES--(CONTINUED)

Chevron Corp.                                        114,034   $     9,405,524
------------------------------------------------------------------------------
ConocoPhillips                                        71,880         5,265,210
------------------------------------------------------------------------------
D.R. Horton, Inc.                                     72,500           943,950
------------------------------------------------------------------------------
Energen Corp.                                         92,151         4,172,597
------------------------------------------------------------------------------
Express Scripts, Inc. (c)                             47,356         3,495,820
------------------------------------------------------------------------------
Exxon Mobil Corp.                                    162,065        12,585,968
------------------------------------------------------------------------------
Gap, Inc. (The)                                      448,928         7,981,940
------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                       25,808         3,303,424
------------------------------------------------------------------------------
International Business Machines Corp.                 83,341         9,747,563
------------------------------------------------------------------------------
Johnson & Johnson                                     13,364           925,858
------------------------------------------------------------------------------
Lockheed Martin Corp.                                 45,736         5,015,867
------------------------------------------------------------------------------
MasterCard, Inc. -Class A                              9,493         1,683,394
------------------------------------------------------------------------------
McDonald's Corp.                                     129,111         7,966,149
------------------------------------------------------------------------------
Microsoft Corp.                                      414,597        11,065,594
------------------------------------------------------------------------------
Mirant Corp. (c)                                      68,617         1,255,005
------------------------------------------------------------------------------
Northrop Grumman Corp.                                23,628         1,430,439
------------------------------------------------------------------------------
Pediatrix Medical Group, Inc. (c)                     52,749         2,844,226
------------------------------------------------------------------------------
Perrigo Co.                                           15,108           581,054
------------------------------------------------------------------------------
Pfizer Inc.                                          530,627         9,784,762
------------------------------------------------------------------------------
Procter & Gamble Co. (The)                            19,337         1,347,596
------------------------------------------------------------------------------
QLogic Corp. (c)                                      53,000           814,080
------------------------------------------------------------------------------
RadioShack Corp.                                      42,583           735,834
------------------------------------------------------------------------------
State Street Corp.                                    86,665         4,929,505
------------------------------------------------------------------------------
Terra Industries Inc.                                 27,861           819,113
------------------------------------------------------------------------------
Texas Instruments Inc.                               274,564         5,903,126
------------------------------------------------------------------------------
Walter Industries, Inc.                               24,274         1,151,801
------------------------------------------------------------------------------
Windstream Corp.                                     430,742         4,712,317
==============================================================================
                                                                   132,633,096
==============================================================================
    Total Common Stocks
      (Cost $329,310,520)                                          260,234,118
==============================================================================

MONEY MARKET FUNDS--0.50%

Liquid Assets Portfolio
  -Institutional Class (d)                           659,085           659,085
------------------------------------------------------------------------------
Premier Portfolio
  -Institutional Class (d)                           659,085           659,085
==============================================================================
    Total Money Market Funds
      (Cost $1,318,170)                                              1,318,170
==============================================================================
TOTAL INVESTMENTS--98.27%
  (Cost $330,628,690)                                              261,552,288
==============================================================================
OTHER ASSETS LESS LIABILITIES--1.73%                                 4,600,986
==============================================================================
NET ASSETS--100.00%                                            $   266,153,274
______________________________________________________________________________
==============================================================================

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at September 30, 2008 was $119,100,627, which represented 44.75% of the Fund's Net Assets. See Note 1A.

(c)  Non-income producing security.

(d) The money market fund and the Fund are affiliated by having the same investment advisor.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM GLOBAL EQUITY FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2008
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

         Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board

AIM GLOBAL EQUITY FUND
     of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

         Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

         The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized

AIM GLOBAL EQUITY FUND
     gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

         The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to significant unobservable inputs (level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

         Level 1 - Quoted prices in an active market for identical assets.

         Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

         Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

AIM GLOBAL EQUITY FUND

         Below is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2008. The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL   INVESTMENTS IN SECURITIES
---------------------------------------
Level 1                    $142,451,661
---------------------------------------
Level 2                     119,100,627
---------------------------------------
Level 3                              --
=======================================
                           $261,552,288
=======================================

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2008 was $347,430,390 and $480,593,871, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

  UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $  5,661,908
----------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (76,598,348)
==================================================================================
Net unrealized appreciation (depreciation) of investment securities   $(70,936,440)
__________________________________________________________________________________
==================================================================================
Cost of investments for tax purposes is $332,488,728.

                           AIM INCOME ALLOCATION FUND
           Quarterly Schedule of Portfolio Holdings September 30, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com            INCAL-QTR-1 09/08           Invesco Aim Advisors, Inc.

AIM INCOME ALLOCATION FUND


SCHEDULE OF INVESTMENTS
September 30, 2008
(Unaudited)


SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-100.33%(a)


                                                                                               CHANGE IN
                                                                                               UNREALIZED
                                      % OF NET       VALUE       PURCHASES      PROCEEDS      APPRECIATION      REALIZED
                                       ASSETS      12/31/07       AT COST      FROM SALES    (DEPRECIATION)   GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------------------
AIM Core Bond Fund (b)                  17.88%   $ 17,670,860   $  2,572,956  $ (2,626,096)   $ (2,033,127)   $   (60,563)
--------------------------------------------------------------------------------------------------------------------------
AIM Diversified Dividend Fund           15.23%     13,820,701      2,540,474    (1,612,400)     (1,372,836)      (138,906)
--------------------------------------------------------------------------------------------------------------------------
AIM Floating Rate Fund                   7.25%      6,710,731      1,290,335      (783,333)       (816,142)       (99,144)
--------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund                     14.19%     13,438,008      2,266,267    (1,572,179)     (1,688,883)      (110,805)
--------------------------------------------------------------------------------------------------------------------------
AIM Income Fund                          8.51%      8,365,675      1,369,187      (967,304)     (1,286,326)       (84,188)
--------------------------------------------------------------------------------------------------------------------------
AIM International Core Equity Fund       4.31%      4,848,999        669,849      (525,971)     (1,226,436)       (22,525)
--------------------------------------------------------------------------------------------------------------------------
AIM International Total Return Fund      5.18%      5,330,845        529,668    (1,259,177)       (202,592)        98,054
--------------------------------------------------------------------------------------------------------------------------
AIM Real Estate Fund                     0.00%      6,130,868        369,392    (7,078,748)      2,328,147     (1,749,659)
--------------------------------------------------------------------------------------------------------------------------
AIM Select Real Estate Fund              6.58%             --      7,276,861      (370,794)     (1,153,600)       (33,475)
--------------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond Fund                 6.30%      5,973,936        841,629      (845,451)       (468,678)       (25,382)
--------------------------------------------------------------------------------------------------------------------------
AIM U.S. Government Fund (b)             7.85%      7,197,462        914,827    (1,325,920)         10,655         25,194
--------------------------------------------------------------------------------------------------------------------------
AIM Utilities Fund                       7.05%      8,290,752        854,626    (1,061,243)     (2,186,309)       230,032
==========================================================================================================================
TOTAL INVESTMENTS IN AFFILIATED
UNDERLYING FUNDS
(COST $101,272,112)                    100.33%     97,778,837     21,496,071   (20,028,616)    (10,096,127)    (1,971,367)
==========================================================================================================================
OTHER ASSETS LESS LIABILITIES           -0.33%
==========================================================================================================================
NET ASSETS                             100.00%
__________________________________________________________________________________________________________________________
==========================================================================================================================


                                       DIVIDEND      SHARES       VALUE
                                        INCOME      09/30/08     09/30/08
---------------------------------------------------------------------------
AIM Core Bond Fund (b)                $  980,615   1,728,734   $15,524,030
---------------------------------------------------------------------------
AIM Diversified Dividend Fund            249,084   1,175,580    13,237,033
---------------------------------------------------------------------------
AIM Floating Rate Fund                   305,293     845,966     6,302,447
---------------------------------------------------------------------------
AIM High Yield Fund                      900,905   3,333,083    12,332,408
---------------------------------------------------------------------------
AIM Income Fund                          509,095   1,467,668     7,397,044
---------------------------------------------------------------------------
AIM International Core Equity Fund            --     346,338     3,743,916
---------------------------------------------------------------------------
AIM International Total Return Fund       74,712     427,046     4,496,798
---------------------------------------------------------------------------
AIM Real Estate Fund                      23,946          --            --
---------------------------------------------------------------------------
AIM Select Real Estate Fund              169,319     746,605     5,718,992
---------------------------------------------------------------------------
AIM Short Term Bond Fund                 295,682     618,065     5,476,054
---------------------------------------------------------------------------
AIM U.S. Government Fund (b)             277,888     789,609     6,822,218
---------------------------------------------------------------------------
AIM Utilities Fund                       126,696     406,896     6,127,858
===========================================================================
TOTAL INVESTMENTS IN AFFILIATED
UNDERLYING FUNDS
(COST $101,272,112)                    3,913,235                87,178,798
===========================================================================
OTHER ASSETS LESS LIABILITIES                                     (284,624)
===========================================================================
NET ASSETS                                                     $86,894,174
___________________________________________________________________________
===========================================================================


Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the mutual funds listed.

(b) Effective April 30, 2008, AIM Total Return Bond Fund and AIM Intermediate Government Fund name changed to AIM Core Bond Fund and AIM U.S. Government Fund, respectively.


See accompanying notes which are an integral part of this schedule.

AIM INCOME ALLOCATION FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2008
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

The Fund is a "fund of funds", in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by Invesco Aim Advisors, Inc. ("Invesco Aim").

A. SECURITY VALUATIONS - Investments in underlying funds are valued at the end of the day net asset value per share.

         Securities in the underlying funds, including restricted securities, are valued according to the following policy.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

         Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

         Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

AIM INCOME ALLOCATION FUND

         Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

         Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to significant unobservable inputs (level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

         Level 1 - Quoted prices in an active market for identical assets.

         Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

         Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

         Below is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2008. The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL   INVESTMENTS IN SECURITIES
---------------------------------------
Level 1                     $87,178,798
---------------------------------------
Level 2                              --
---------------------------------------
Level 3                              --
=======================================
                            $87,178,798
=======================================

AIM INCOME ALLOCATION FUND


NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2008 was $21,496,071 and $20,028,616, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

  UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $     86,991
----------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (14,336,023)
==================================================================================
Net unrealized appreciation (depreciation) of investment securities   $ 14,249,032)
__________________________________________________________________________________
==================================================================================
Cost of investments for tax purposes is $101,427,830.

                            AIM INDEPENDENCE NOW FUND
                           AIM INDEPENDENCE 2010 FUND
                           AIM INDEPENDENCE 2020 FUND
                           AIM INDEPENDENCE 2030 FUND
                           AIM INDEPENDENCE 2040 FUND
                           AIM INDEPENDENCE 2050 FUND
          Quarterly Schedule Of Portfolio Holdings September 30, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                 --servicemark--

invescoaim.com              IND-QTR-1 09/08           Invesco Aim Advisors, Inc.

AIM INDEPENDENCE FUNDS


SCHEDULE OF INVESTMENTS
September 30, 2008
(Unaudited)


AIM INDEPENDENCE NOW FUND
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS(a)


                                                                                              CHANGE IN
                                       % OF                                                  UNREALIZED
                                       NET        VALUE     PURCHASES AT   PROCEEDS FROM    APPRECIATION    REALIZED GAIN
                                      ASSETS     12/31/05       COST           SALES       (DEPRECIATION)      (LOSS)
-------------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS--23.83%

AIM Diversified Dividend Fund          4.29%   $   55,462    $   37,708      $  (9,852)      $  (5,387)       $ (1,652)
-------------------------------------------------------------------------------------------------------------------------
AIM Structured Growth Fund             2.34%       35,842        24,146         (6,153)        (11,879)           (445)
-------------------------------------------------------------------------------------------------------------------------
AIM Structured Value Fund              2.51%       35,402        23,388         (6,153)         (6,876)         (1,143)
-------------------------------------------------------------------------------------------------------------------------
AIM Trimark Small Companies Fund       0.72%       17,258         9,368        (10,239)           (775)         (2,833)
-------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Large Cap
Growth Portfolio- ETF                  2.43%       34,649        21,526         (2,928)         (9,796)           (351)
-------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Large Cap
Value Portfolio- ETF                   2.53%       34,255        21,849         (3,036)         (7,599)           (442)
-------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Small Cap
Growth Portfolio- ETF(b)               0.94%       22,312        11,008        (12,555)         (2,721)         (1,344)
-------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Small Cap
Value Portfolio- ETF                   0.99%       20,703        10,967        (13,417)            217            (936)
-------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1000
Portfolio- ETF                         5.88%       82,151        53,686         (6,724)        (23,302)         (1,437)
-------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1500
Small-Mid Portfolio- ETF               1.20%       27,089        13,566        (16,190)         (2,019)         (1,097)
========================================================================================================================
   Subtotal Domestic Equity Funds                 365,123       227,212        (87,247)        (70,137)        (11,680)
========================================================================================================================

FIXED-INCOME FUNDS--63.02%

AIM Core Bond Fund                    22.22%      291,778       209,968        (55,672)        (48,561)         (2,856)
-------------------------------------------------------------------------------------------------------------------------
AIM Floating Rate Fund                 5.72%       73,813        53,755        (12,894)        (11,227)         (1,762)
-------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund                    2.63%       34,976        25,452         (7,609)         (5,132)           (959)
-------------------------------------------------------------------------------------------------------------------------
AIM International Total Return
Fund                                   3.70%       46,782        31,760        (10,229)         (3,101)            547
-------------------------------------------------------------------------------------------------------------------------
AIM Limited Maturity Treasury Fund     2.92%       34,865        23,500         (6,927)            269             177
-------------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond Fund              16.39%      209,628       148,492        (41,628)        (23,794)         (1,511)
-------------------------------------------------------------------------------------------------------------------------
AIM U.S. Government Fund               9.44%      113,015        78,487        (23,879)           (219)            226
========================================================================================================================
   Subtotal Fixed Income Funds                    804,857       571,414       (158,838)        (91,765)         (6,138)
========================================================================================================================

FOREIGN EQUITY FUNDS--5.18%

AIM International Core Equity Fund     0.63%       39,332        18,528        (43,073)            243          (3,790)
-------------------------------------------------------------------------------------------------------------------------
AIM International Growth Fund          1.61%       20,112        21,115         (4,192)         (8,020)           (352)
-------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI Developed
Markets ex-U.S. Portfolio- ETF         1.62%           --        39,945         (1,560)         (9,434)           (233)
-------------------------------------------------------------------------------------------------------------------------
PowerShares International Dividend
Achievers Portfolio- ETF               1.32%       19,527        13,008         (1,525)         (7,348)           (297)
========================================================================================================================
   Subtotal Foreign Equity Funds                   78,971        92,596        (50,350)        (24,559)         (4,672)
========================================================================================================================

REAL ESTATE FUNDS--2.76%

AIM Select Real Estate Income Fund     2.76%           --        64,019         (5,378)         (9,025)           (576)
-------------------------------------------------------------------------------------------------------------------------

MONEY MARKET FUNDS--3.60%

Liquid Assets Portfolio                3.48%       52,068       112,596       (102,771)             --              --
-------------------------------------------------------------------------------------------------------------------------
Premier Portfolio                      0.12%       11,463        84,406        (93,790)             --              --
========================================================================================================================
   Subtotal Money Market Funds                     63,531       197,002       (196,561)             --              --
========================================================================================================================
TOTAL INVESTMENTS IN AFFILIATED
UNDERLYING FUNDS
   (COST $1,960,754)                  98.39%    1,312,482     1,152,243       (498,374)       (195,486)        (23,066)
========================================================================================================================
OTHER ASSETS LESS LIABILITIES          1.61%
========================================================================================================================
NET ASSETS                           100.00%
________________________________________________________________________________________________________________________
========================================================================================================================




                                     DIVIDEND     SHARES       VALUE
                                      INCOME     09/30/08    09/30/08
----------------------------------------------------------------------
DOMESTIC EQUITY FUNDS--23.83%

AIM Diversified Dividend Fund         $ 1,357       6,774   $   76,279
----------------------------------------------------------------------
AIM Structured Growth Fund                 --       4,706       41,511
----------------------------------------------------------------------
AIM Structured Value Fund                  --       4,980       44,618
----------------------------------------------------------------------
AIM Trimark Small Companies Fund           --       1,098       12,779
----------------------------------------------------------------------
PowerShares Dynamic Large Cap
Growth Portfolio- ETF                      40       2,950       43,100
----------------------------------------------------------------------
PowerShares Dynamic Large Cap
Value Portfolio- ETF                      750       2,685       45,027
----------------------------------------------------------------------
PowerShares Dynamic Small Cap
Growth Portfolio- ETF (b)                  --       1,192       16,700
----------------------------------------------------------------------
PowerShares Dynamic Small Cap
Value Portfolio- ETF                       94       1,192       17,534
----------------------------------------------------------------------
PowerShares FTSE RAFI US 1000
Portfolio- ETF                          1,427       2,300      104,374
----------------------------------------------------------------------
PowerShares FTSE RAFI US 1500
Small-Mid Portfolio- ETF                  162         469       21,349
======================================================================
   Subtotal Domestic Equity Funds       3,830                  423,271
======================================================================

FIXED-INCOME FUNDS--63.02%

AIM Core Bond Fund                     22,710      43,949      394,657
----------------------------------------------------------------------
AIM Floating Rate Fund                  4,582      13,649      101,685
----------------------------------------------------------------------
AIM High Yield Fund                     3,076      12,629       46,728
----------------------------------------------------------------------
AIM International Total Return
Fund                                      980       6,245       65,759
----------------------------------------------------------------------
AIM Limited Maturity Treasury Fund      1,007       5,013       51,884
----------------------------------------------------------------------
AIM Short Term Bond Fund               14,170      32,865      291,187
----------------------------------------------------------------------
AIM U.S. Government Fund                6,002      19,402      167,630
======================================================================
   Subtotal Fixed Income Funds         52,527                1,119,530
======================================================================

FOREIGN EQUITY FUNDS--5.18%

AIM International Core Equity Fund         --       1,040       11,240
----------------------------------------------------------------------
AIM International Growth Fund              --       1,194       28,663
----------------------------------------------------------------------
PowerShares FTSE RAFI Developed
Markets ex-U.S. Portfolio- ETF            290         806       28,718
----------------------------------------------------------------------
PowerShares International Dividend
Achievers Portfolio- ETF                  892       1,566       23,365
======================================================================
   Subtotal Foreign Equity Funds        1,182                   91,986
======================================================================

REAL ESTATE FUNDS--2.76%

AIM Select Real Estate Income Fund      1,379       6,402       49,040
----------------------------------------------------------------------
MONEY MARKET FUNDS--3.60%
Liquid Assets Portfolio                 1,317      61,893       61,893
----------------------------------------------------------------------
Premier Portfolio                          92       2,079        2,079
======================================================================
   Subtotal Money Market Funds          1,409                   63,972
======================================================================
TOTAL INVESTMENTS IN AFFILIATED
   UNDERLYING FUNDS
   (COST $1,960,754)                   60,327                1,747,799
======================================================================
OTHER ASSETS LESS LIABILITIES                                   28,606
======================================================================
NET ASSETS                                                  $1,776,405
______________________________________________________________________
======================================================================


Investment Abbreviation:

ETF -- Exchange Traded Fund

Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the AIM funds listed.

(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.


See accompanying notes which are an integral part of this schedule.

AIM INDEPENDENCE FUNDS

September 30, 2008
(Unaudited)


AIM INDEPENDENCE 2010 FUND
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS(a)


                                                                                              CHANGE IN
                                      % OF                                                   UNREALIZED
                                       NET        VALUE     PURCHASES AT   PROCEEDS FROM    APPRECIATION    REALIZED GAIN
                                     ASSETS     12/31/05        COST           SALES       (DEPRECIATION)      (LOSS)
------------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS--26.42%

AIM Diversified Dividend Fund          4.75%   $  121,795    $  120,245     $   (27,916)    $   (11,863)      $ (4,595)
------------------------------------------------------------------------------------------------------------------------
AIM Structured Growth Fund             2.64%       79,709        75,258         (16,088)        (27,923)        (1,188)
------------------------------------------------------------------------------------------------------------------------
AIM Structured Value Fund              2.82%       78,624        73,877         (16,215)        (15,900)        (3,178)
------------------------------------------------------------------------------------------------------------------------
AIM Trimark Small Companies Fund       0.94%       38,956        31,546         (22,828)         (2,362)        (6,401)
------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Large Cap
Growth Portfolio- ETF                  2.61%       76,824        72,570         (17,175)        (21,993)        (1,614)
------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Large Cap
Value Portfolio- ETF                   2.72%       75,871        73,830         (17,400)        (16,764)        (2,306)
------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Small Cap
Growth Portfolio- ETF(b)               1.12%       51,059        37,264         (32,206)         (5,910)        (3,806)
------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Small Cap
Value Portfolio- ETF                   1.17%       47,293        37,280         (33,505)            851         (3,317)
------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1000
Portfolio- ETF                         6.27%      180,641       180,045         (40,779)        (50,847)        (8,261)
------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1500
Small-Mid Portfolio- ETF               1.38%       62,620        46,107         (43,586)         (4,818)        (2,923)
========================================================================================================================
   Subtotal Domestic Equity Funds                 813,392       748,022        (267,698)       (157,529)       (37,589)
========================================================================================================================

FIXED-INCOME FUNDS--63.17%

AIM Core Bond Fund                    22.95%      588,568       608,047        (128,524)       (106,813)        (6,397)
------------------------------------------------------------------------------------------------------------------------
AIM Floating Rate Fund                 5.29%      130,372       141,934         (27,765)        (20,711)        (3,565)
------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund                    3.81%      105,345       106,515         (34,318)        (14,722)        (4,185)
------------------------------------------------------------------------------------------------------------------------
AIM International Total Return
Fund                                   3.64%       89,342        89,840         (20,617)         (7,557)           675
------------------------------------------------------------------------------------------------------------------------
AIM Limited Maturity Treasury Fund     0.53%           --        24,297          (2,192)             89             (4)
------------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond Fund              13.33%      314,529       352,822         (68,609)        (41,524)        (2,566)
------------------------------------------------------------------------------------------------------------------------
AIM U.S. Government Fund              13.62%      340,333       333,116        (106,905)         (1,375)         1,341
========================================================================================================================
   Subtotal Fixed Income Funds                  1,568,489     1,656,571        (388,930)       (192,613)       (14,701)
========================================================================================================================

FOREIGN EQUITY FUNDS--6.43%

AIM International Core Equity Fund     0.83%      102,261        67,500        (126,172)          1,140        (10,051)
------------------------------------------------------------------------------------------------------------------------
AIM International Growth Fund          2.09%       50,901        72,103         (12,692)        (21,813)        (1,670)
------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI Developed
Markets ex-U.S. Portfolio- ETF         1.93%           --       118,896         (12,156)        (24,856)        (1,752)
------------------------------------------------------------------------------------------------------------------------
PowerShares International Dividend
Achievers Portfolio- ETF               1.58%       49,365        48,704         (11,711)        (18,667)        (2,088)
========================================================================================================================
   Subtotal Foreign Equity Funds                  202,527       307,203        (162,731)        (64,196)       (15,561)
========================================================================================================================

REAL ESTATE FUNDS--2.84%

AIM Select Real Estate Income Fund     2.84%           --       153,661         (13,713)        (20,152)        (1,556)
========================================================================================================================
MONEY MARKET FUNDS--1.58%
Liquid Assets Portfolio                0.90%        7,403       308,668        (278,816)             --             --
------------------------------------------------------------------------------------------------------------------------
Premier Portfolio                      0.68%        7,403       296,857        (276,103)             --             --
========================================================================================================================
   Subtotal Money Market Funds                     14,806       605,525        (554,919)             --             --
========================================================================================================================
TOTAL INVESTMENTS IN AFFILIATED
   UNDERLYING FUNDS
   (COST $4,660,552)                 100.44%    2,599,214     3,470,982      (1,387,991)       (434,490)       (69,407)
========================================================================================================================
OTHER ASSETS LESS LIABILITIES         (0.44)%
========================================================================================================================
NET ASSETS                           100.00%
________________________________________________________________________________________________________________________
========================================================================================================================




                                     DIVIDEND    SHARES      VALUE
                                      INCOME    09/30/08    09/30/08
----------------------------------------------------------------------
DOMESTIC EQUITY FUNDS--26.42%

AIM Diversified Dividend Fund        $  3,182     17,555   $  197,666
----------------------------------------------------------------------
AIM Structured Growth Fund                 --     12,445      109,768
----------------------------------------------------------------------
AIM Structured Value Fund                  --     13,081      117,208
----------------------------------------------------------------------
AIM Trimark Small Companies Fund           --      3,343       38,911
----------------------------------------------------------------------
PowerShares Dynamic Large Cap
Growth Portfolio- ETF                      98      7,434      108,612
----------------------------------------------------------------------
PowerShares Dynamic Large Cap
Value Portfolio- ETF                    1,766      6,752      113,231
----------------------------------------------------------------------
PowerShares Dynamic Small Cap
Growth Portfolio- ETF(b)                   --      3,312       46,401
----------------------------------------------------------------------
PowerShares Dynamic Small Cap
Value Portfolio- ETF                      242      3,304       48,602
----------------------------------------------------------------------
PowerShares FTSE RAFI US 1000
Portfolio- ETF                          3,427      5,747      260,799
----------------------------------------------------------------------
PowerShares FTSE RAFI US 1500
Small-Mid Portfolio- ETF                  404      1,261       57,400
======================================================================
   Subtotal Domestic Equity Funds       9,119               1,098,598
======================================================================

FIXED-INCOME FUNDS--63.17%

AIM Core Bond Fund                     50,148    106,334      954,881
----------------------------------------------------------------------
AIM Floating Rate Fund                  8,743     29,566      220,265
----------------------------------------------------------------------
AIM High Yield Fund                     9,779     42,875      158,635
----------------------------------------------------------------------
AIM International Total Return
Fund                                    2,033     14,405      151,683
----------------------------------------------------------------------
AIM Limited Maturity Treasury Fund        194      2,144       22,190
----------------------------------------------------------------------
AIM Short Term Bond Fund               23,828     62,602      554,652
----------------------------------------------------------------------
AIM U.S. Government Fund               18,630     65,568      566,510
======================================================================
   Subtotal Fixed Income Funds        113,355               2,628,816
======================================================================

FOREIGN EQUITY FUNDS--6.43%

AIM International Core Equity Fund         --      3,208       34,678
----------------------------------------------------------------------
AIM International Growth Fund              --      3,616       86,829
----------------------------------------------------------------------
PowerShares FTSE RAFI Developed
Markets ex-U.S. Portfolio- ETF            789      2,249       80,132
----------------------------------------------------------------------
PowerShares International Dividend
Achievers Portfolio- ETF                2,376      4,397       65,603
======================================================================
   Subtotal Foreign Equity Funds        3,165                 267,242
======================================================================

REAL ESTATE FUNDS--2.84%

AIM Select Real Estate Income Fund      3,070     15,436      118,240
======================================================================

MONEY MARKET FUNDS--1.58%

Liquid Assets Portfolio                   325     37,255       37,255
----------------------------------------------------------------------
Premier Portfolio                         252     28,157       28,157
======================================================================
   Subtotal Money Market Funds            577                  65,412
======================================================================
TOTAL INVESTMENTS IN AFFILIATED
   UNDERLYING FUNDS
   (COST $4,660,552)                  129,286               4,178,308
======================================================================
OTHER ASSETS LESS LIABILITIES                                 (18,440)
======================================================================
NET ASSETS                                                 $4,159,868
______________________________________________________________________
======================================================================


Investment Abbreviation:

ETF -- Exchange Traded Fund

Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the AIM funds listed.

(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.


See accompanying notes which are an integral part of this schedule.

AIM INDEPENDENCE FUNDS

September 30, 2008
(Unaudited)


AIM INDEPENDENCE 2020 FUND
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS(a)


                                                                                              CHANGE IN
                                                                                             UNREALIZED
                                      % OF NET       VALUE      PURCHASES      PROCEEDS     APPRECIATION      REALIZED    DIVIDEND
                                       ASSETS      12/31/07      AT COST      FROM SALES   (DEPRECIATION)   GAIN (LOSS)    INCOME
----------------------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS--39.71%

AIM Diversified Dividend Fund            5.74%    $  270,265    $  268,803   $   (67,131)   $   (24,519)     $ (13,971)   $  6,931
----------------------------------------------------------------------------------------------------------------------------------
AIM Structured Growth Fund               3.13%       174,581       169,316       (40,014)       (61,164)        (6,213)         --
----------------------------------------------------------------------------------------------------------------------------------
AIM Structured Value Fund                3.37%       172,414       169,316       (43,611)       (32,790)       (10,711)         --
----------------------------------------------------------------------------------------------------------------------------------
AIM Trimark Small Companies Fund         2.61%       136,718       133,045       (32,545)       (28,886)       (11,261)         --
----------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Large Cap
Growth Portfolio- ETF                    3.19%       165,739       162,675       (31,739)       (50,063)        (5,444)        203
----------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Large Cap
Value Portfolio- ETF                     3.35%       163,956       164,692       (32,234)       (38,261)        (5,177)      3,834
----------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Small Cap
Growth Portfolio- ETF(b)                 3.22%       168,278       170,223       (47,317)       (38,043)        (9,830)         --
----------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Small Cap
Value Portfolio- ETF                     3.40%       156,294       164,201       (46,704)        (8,484)        (8,794)      1,130
----------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1000
Portfolio- ETF                           7.68%       387,794       399,759       (76,119)      (114,591)       (16,796)      7,408
----------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1500
Small-Mid Portfolio- ETF                 4.02%       200,683       197,959       (54,131)       (31,768)        (9,261)      1,854
==================================================================================================================================
   Subtotal Domestic Equity Funds                  1,996,722     1,999,989      (471,545)      (428,569)       (97,458)     21,360
==================================================================================================================================

FIXED-INCOME FUNDS--44.68%

AIM Core Bond Fund                      24.27%     1,152,339     1,190,829      (282,684)      (215,066)       (12,896)     95,610
----------------------------------------------------------------------------------------------------------------------------------
AIM Floating Rate Fund                   3.43%       149,781       176,205       (36,521)       (25,226)        (5,448)     10,038
----------------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund                      8.94%       453,638       455,371      (149,125)       (65,783)       (18,763)     40,955
----------------------------------------------------------------------------------------------------------------------------------
AIM International Total Return
Fund                                     2.80%       122,418       129,379       (31,902)       (10,189)         1,325       2,799
----------------------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond Fund                 3.74%       125,442       216,483       (35,784)       (22,210)        (1,167)     11,068
----------------------------------------------------------------------------------------------------------------------------------
AIM U.S. Government Fund                 1.50%            --       122,847        (8,878)          (408)            33       2,006
==================================================================================================================================
   Subtotal Fixed Income Funds                     2,003,618     2,291,114      (544,894)      (338,882)       (36,916)    162,476
==================================================================================================================================

FOREIGN EQUITY FUNDS--12.85%

AIM International Core Equity Fund       1.42%       306,444       184,744      (350,555)         5,725        (39,121)         --
----------------------------------------------------------------------------------------------------------------------------------
AIM International Growth Fund            3.07%       225,826       189,958      (115,756)       (53,116)       (15,067)         --
----------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI Developed
Markets ex-U.S. Portfolio- ETF           3.49%            --       378,854       (28,892)       (80,964)        (5,657)      2,413
----------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI Developed
Markets ex-U.S. Small-Mid
Portfolio- ETF                           2.23%            --       244,164       (12,059)       (59,953)        (3,563)      1,964
----------------------------------------------------------------------------------------------------------------------------------
PowerShares International Dividend
Achievers Portfolio- ETF                 2.64%       215,540       169,540      (119,347)       (53,996)       (12,122)      7,787
==================================================================================================================================
   Subtotal Foreign Equity Funds                     747,810     1,167,260      (626,609)      (242,304)       (75,530)     12,164
==================================================================================================================================

REAL ESTATE FUNDS--3.13%

AIM Global Real Estate Fund              0.00%       142,647        71,636      (216,535)        21,911        (19,659)        835
----------------------------------------------------------------------------------------------------------------------------------
AIM Real Estate Fund                     2.83%            --       253,583       (18,440)       (20,094)        (1,576)      2,584
----------------------------------------------------------------------------------------------------------------------------------
AIM Select Real Estate Income Fund       0.30%            --        28,478        (2,049)        (3,891)          (201)        592
==================================================================================================================================
   Subtotal Real Estate Funds                        142,647       353,697      (237,024)        (2,074)       (21,436)      4,011
==================================================================================================================================

MONEY MARKET FUNDS--1.02%

Liquid Assets Portfolio                  0.51%        64,560       881,663      (908,069)            --             --         555
----------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio                        0.51%        64,560       881,663      (908,069)            --             --         554
==================================================================================================================================
   Subtotal Momey Market Funds                       129,120     1,763,326    (1,816,138)            --             --       1,109
==================================================================================================================================
TOTAL INVESTMENTS IN AFFILIATED
   UNDERLYING FUNDS
   (COST $8,848,209)                   101.39%     5,019,917     7,575,386    (3,696,210)    (1,011,829)      (231,340)    201,120
==================================================================================================================================
OTHER ASSETS LESS LIABILITIES           (1.39)%
==================================================================================================================================
NET ASSETS                             100.00%
__________________________________________________________________________________________________________________________________
==================================================================================================================================




                                      SHARES       VALUE
                                     09/30/08    09/30/08
-----------------------------------------------------------
DOMESTIC EQUITY FUNDS--39.71%

AIM Diversified Dividend Fund          38,494   $  433,447
-----------------------------------------------------------
AIM Structured Growth Fund             26,815      236,506
-----------------------------------------------------------
AIM Structured Value Fund              28,417      254,618
-----------------------------------------------------------
AIM Trimark Small Companies Fund       16,930      197,071
-----------------------------------------------------------
PowerShares Dynamic Large Cap
Growth Portfolio- ETF                  16,507      241,168
-----------------------------------------------------------
PowerShares Dynamic Large Cap
Value Portfolio- ETF                   15,085      252,976
-----------------------------------------------------------
PowerShares Dynamic Small Cap
Growth Portfolio- ETF (b)              17,367      243,311
-----------------------------------------------------------
PowerShares Dynamic Small Cap
Value Portfolio- ETF                   17,438      256,513
-----------------------------------------------------------
PowerShares FTSE RAFI US 1000
Portfolio- ETF                         12,782      580,047
-----------------------------------------------------------
PowerShares FTSE RAFI US 1500
Small-Mid Portfolio- ETF                6,667      303,482
===========================================================
   Subtotal Domestic Equity Funds                2,999,139
===========================================================

FIXED-INCOME FUNDS--44.68%

AIM Core Bond Fund                    204,067    1,832,522
-----------------------------------------------------------
AIM Floating Rate Fund                 34,737      258,791
-----------------------------------------------------------
AIM High Yield Fund                   182,524      675,338
-----------------------------------------------------------
AIM International Total Return
Fund                                   20,041      211,031
-----------------------------------------------------------
AIM Short Term Bond Fund               31,915      282,764
-----------------------------------------------------------
AIM U.S. Government Fund               13,148      113,594
===========================================================
   Subtotal Fixed Income Funds                   3,374,040
===========================================================

FOREIGN EQUITY FUNDS--12.85%

AIM International Core Equity Fund      9,920      107,237
-----------------------------------------------------------
AIM International Growth Fund           9,656      231,845
-----------------------------------------------------------
PowerShares FTSE RAFI Developed
Markets ex-U.S. Portfolio- ETF          7,391      263,341
-----------------------------------------------------------
PowerShares FTSE RAFI Developed
Markets ex-U.S. Small-Mid
Portfolio- ETF                          9,859      168,589
-----------------------------------------------------------
PowerShares International Dividend
Achievers Portfolio- ETF               13,379      199,615
===========================================================
   Subtotal Foreign Equity Funds                   970,627
===========================================================

REAL ESTATE FUNDS--3.13%

AIM Global Real Estate Fund                --           --
-----------------------------------------------------------
AIM Real Estate Fund                    9,599      213,473
-----------------------------------------------------------
AIM Select Real Estate Income Fund      2,916       22,337
===========================================================
   Subtotal Real Estate Funds                      235,810
===========================================================

MONEY MARKET FUNDS--1.02%

Liquid Assets Portfolio                38,154       38,154
-----------------------------------------------------------
Premier Portfolio                      38,154       38,154
===========================================================
   Subtotal Momey Market Funds                      76,308
===========================================================
TOTAL INVESTMENTS IN AFFILIATED
   UNDERLYING FUNDS
   (COST $8,848,209)                             7,655,924
===========================================================
OTHER ASSETS LESS LIABILITIES                     (104,663)
===========================================================
NET ASSETS                                      $7,551,261
___________________________________________________________
===========================================================


Investment Abbreviation:

ETF -- Exchange Traded Fund

Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the AIM funds listed.

(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.


See accompanying notes which are an integral part of this schedule.

AIM INDEPENDENCE FUNDS

September 30, 2008
(Unaudited)


AIM INDEPENDENCE 2030 FUND
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS(a)

                                                                                              CHANGE IN
                                                                                             UNREALIZED
                                      % OF NET       VALUE      PURCHASES      PROCEEDS     APPRECIATION      REALIZED    DIVIDEND
                                       ASSETS      12/31/07      AT COST      FROM SALES   (DEPRECIATION)   GAIN (LOSS)    INCOME
----------------------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS--54.24%

AIM Diversified Dividend Fund           7.18%     $  233,868    $  339,285   $   (19,626)   $   (36,820)     $ (3,523)    $  7,871
----------------------------------------------------------------------------------------------------------------------------------
AIM Structured Growth Fund              3.96%        151,921       215,155       (11,952)       (70,803)       (1,411)          --
----------------------------------------------------------------------------------------------------------------------------------
AIM Structured Value Fund               4.25%        150,158       211,739       (11,668)       (43,593)       (2,567)          --
----------------------------------------------------------------------------------------------------------------------------------
AIM Trimark Small Companies Fund        4.26%        148,806       220,384       (11,503)       (49,246)       (4,037)          --
----------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Large Cap
Growth Portfolio- ETF                   4.00%        146,782       209,497       (10,666)       (58,576)       (1,017)         232
----------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Large Cap
Value Portfolio- ETF                    4.20%        145,259       211,842       (11,120)       (44,398)       (1,332)       4,403
----------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Small Cap
Growth Portfolio- ETF(b)                5.09%        180,505       265,978       (20,885)       (58,382)       (3,488)          --
----------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Small Cap
Value Portfolio- ETF                    5.37%        168,384       258,104       (20,084)       (19,243)       (3,333)       1,637
----------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1000
Portfolio- ETF                          9.70%        345,352       513,642       (24,922)      (136,667)       (4,316)       8,707
----------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1500
Small-Mid Portfolio- ETF                6.23%        211,315       306,836       (20,060)       (49,964)       (2,760)       2,623
==================================================================================================================================
   Subtotal Domestic Equity Funds                  1,882,350     2,752,462      (162,486)      (567,692)      (27,784)      25,473
==================================================================================================================================

FIXED-INCOME FUNDS--23.68%

AIM Core Bond Fund                     12.18%        353,592       652,986       (31,036)      (102,645)       (2,387)      41,122
----------------------------------------------------------------------------------------------------------------------------------
AIM Floating Rate Fund                  0.33%             --        26,122          (721)        (2,035)          (20)         481
----------------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund                    10.62%        355,589       531,413       (37,185)       (85,757)       (5,243)      40,888
----------------------------------------------------------------------------------------------------------------------------------
AIM International Total Return
Fund                                    0.27%             --        21,558          (600)        (1,288)          (18)         187
----------------------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond Fund                0.28%             --        21,899          (600)        (1,543)          (19)         522
==================================================================================================================================
   Subtotal Fixed Income Funds                       709,181     1,253,978       (70,142)      (193,268)       (7,687)      83,200
==================================================================================================================================

FOREIGN EQUITY FUNDS--18.31%

AIM International Core Equity Fund      1.79%        294,023       228,464      (361,940)        (1,944)      (30,687)          --
----------------------------------------------------------------------------------------------------------------------------------
AIM International Growth Fund           4.76%        215,315       267,074       (52,308)       (85,117)       (4,703)          --
----------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI Developed
Markets ex-U.S. Portfolio- ETF          4.73%             --       455,355       (13,425)      (103,033)       (1,196)       2,982
----------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI Developed
Markets ex-U.S. Small-Mid
Portfolio- ETF                          3.31%             --       324,400        (3,425)       (83,298)         (859)       2,658
----------------------------------------------------------------------------------------------------------------------------------
PowerShares International Dividend
Achievers Portfolio- ETF                3.72%        208,963       231,542       (95,457)       (72,676)       (6,438)       9,789
==================================================================================================================================
   Subtotal Foreign Equity Funds                     718,301     1,506,835      (526,555)      (346,068)      (43,883)      15,429
==================================================================================================================================

REAL ESTATE FUNDS--3.71%

AIM Global Real Estate Fund             3.39%        134,118       183,032       (20,462)       (46,941)       (7,210)       3,472
----------------------------------------------------------------------------------------------------------------------------------
AIM Real Estate Fund                    0.32%             --        25,937          (721)        (2,113)          (93)         276
==================================================================================================================================
   Subtotal Real Estate Funds                        134,118       208,969       (21,183)       (49,054)       (7,303)       3,748
==================================================================================================================================

MONEY MARKET FUNDS--0.96%

Liquid Assets Portfolio                 0.48%         79,249     1,105,234    (1,150,436)            --            --          763
----------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio                       0.48%         79,249     1,105,234    (1,150,436)            --            --          755
==================================================================================================================================
   Subtotal Money Market Funds                       158,498     2,210,468    (2,300,872)            --            --        1,518
==================================================================================================================================
TOTAL INVESTMENTS IN AFFILIATED
   UNDERLYING FUNDS
   (COST $8,507,461)                  100.90%      3,602,448     7,932,712    (3,081,238)    (1,156,082)      (86,657)     129,368
==================================================================================================================================
OTHER ASSETS LESS LIABILITIES          (0.90)%
==================================================================================================================================
NET ASSETS                            100.00%
__________________________________________________________________________________________________________________________________
==================================================================================================================================




                                      SHARES       VALUE
                                     09/30/08    09/30/08
-----------------------------------------------------------
DOMESTIC EQUITY FUNDS--54.24%

AIM Diversified Dividend Fund          45,576   $  513,184
-----------------------------------------------------------
AIM Structured Growth Fund             32,076      282,910
-----------------------------------------------------------
AIM Structured Value Fund              33,936      304,069
-----------------------------------------------------------
AIM Trimark Small Companies Fund       26,151      304,404
-----------------------------------------------------------
PowerShares Dynamic Large Cap
Growth Portfolio- ETF                  19,577      286,020
-----------------------------------------------------------
PowerShares Dynamic Large Cap
Value Portfolio- ETF                   17,904      300,251
-----------------------------------------------------------
PowerShares Dynamic Small Cap
Growth Portfolio- ETF (b)              25,962      363,728
-----------------------------------------------------------
PowerShares Dynamic Small Cap
Value Portfolio- ETF                   26,093      383,828
-----------------------------------------------------------
PowerShares FTSE RAFI US 1000
Portfolio- ETF                         15,273      693,089
-----------------------------------------------------------
PowerShares FTSE RAFI US 1500
Small-Mid Portfolio- ETF                9,784      445,367
===========================================================
   Subtotal Domestic Equity Funds                3,876,850
===========================================================

FIXED-INCOME FUNDS--23.68%

AIM Core Bond Fund                     96,939      870,510
-----------------------------------------------------------
AIM Floating Rate Fund                  3,134       23,346
-----------------------------------------------------------
AIM High Yield Fund                   205,086      758,817
-----------------------------------------------------------
AIM International Total Return
Fund                                    1,866       19,652
-----------------------------------------------------------
AIM Short Term Bond Fund                2,227       19,737
===========================================================
   Subtotal Fixed Income Funds                   1,692,062
===========================================================

FOREIGN EQUITY FUNDS--18.31%

AIM International Core Equity Fund     11,833      127,916
-----------------------------------------------------------
AIM International Growth Fund          14,172      340,261
-----------------------------------------------------------
PowerShares FTSE RAFI Developed
Markets ex-U.S. Portfolio- ETF          9,478      337,701
-----------------------------------------------------------
PowerShares FTSE RAFI Developed
Markets ex-U.S. Small-Mid
Portfolio- ETF                         13,849      236,818
-----------------------------------------------------------
PowerShares International Dividend
Achievers Portfolio- ETF               17,824      265,934
===========================================================
   Subtotal Foreign Equity Funds                 1,308,630
===========================================================

REAL ESTATE FUNDS--3.71%

AIM Global Real Estate Fund            23,232      242,537
-----------------------------------------------------------
AIM Real Estate Fund                    1,035       23,010
===========================================================
   Subtotal Real Estate Funds                      265,547
===========================================================

MONEY MARKET FUNDS--0.96%

Liquid Assets Portfolio                34,047       34,047
-----------------------------------------------------------
Premier Portfolio                      34,047       34,047
===========================================================
   Subtotal Money Market Funds                       68,094
===========================================================
TOTAL INVESTMENTS IN AFFILIATED
   UNDERLYING FUNDS
   (COST $8,507,461)                             7,211,183
===========================================================
OTHER ASSETS LESS LIABILITIES                      (64,342)
===========================================================
NET ASSETS                                      $7,146,841
___________________________________________________________
===========================================================


Investment Abbreviation:

ETF -- Exchange Traded Fund

Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the AIM funds listed.

(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.


See accompanying notes which are an integral part of this schedule.

AIM INDEPENDENCE FUNDS

September 30, 2008
(Unaudited)


AIM INDEPENDENCE 2040 FUND
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS(a)


                                                                                         CHANGE IN
                                      % OF                                              UNREALIZED
                                      NET        VALUE      PURCHASES     PROCEEDS     APPRECIATION      REALIZED     DIVIDEND
                                     ASSETS    12/31/07      AT COST     FROM SALES   (DEPRECIATION)   GAIN (LOSS)     INCOME
------------------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS--60.07%

AIM Diversified Dividend Fund          8.01%  $  140,916   $  158,351   $   (38,169)    $ (12,988)      $  (7,163)   $   3,612
------------------------------------------------------------------------------------------------------------------------------
AIM Structured Growth Fund             4.44%      91,414       97,392       (20,259)      (32,863)         (2,137)          --
------------------------------------------------------------------------------------------------------------------------------
AIM Structured Value Fund              4.75%      90,210       97,010       (22,052)      (17,477)         (4,955)          --
------------------------------------------------------------------------------------------------------------------------------
AIM Trimark Small Companies Fund       4.84%      89,359      102,194       (20,259)      (19,554)         (6,206)          --
------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Large Cap
Growth Portfolio- ETF                  4.38%      86,904       90,828       (17,439)      (26,519)         (2,167)         106
------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Large Cap
Value Portfolio- ETF                   4.55%      85,963       90,698       (17,646)      (19,471)         (2,701)       2,014
------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Small Cap
Growth Portfolio- ETF (b)              5.67%     107,889      117,003       (23,539)      (26,319)         (4,406)          --
------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Small Cap
Value Portfolio- ETF                   5.96%      99,911      113,995       (23,187)       (6,468)         (5,201)         761
------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1000
Portfolio- ETF                        10.52%     203,548      221,915       (41,899)      (58,253)         (9,149)       3,942
------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1500
Small-Mid Portfolio- ETF               6.95%     126,790      135,118       (26,312)      (21,653)         (5,006)       1,227
==============================================================================================================================
   Subtotal Domestic Equity Funds              1,122,904    1,224,504      (250,761)     (241,565)        (49,091)      11,662
==============================================================================================================================

FIXED-INCOME FUNDS--13.15%

AIM Core Bond Fund                     5.19%      80,666      113,547       (20,043)      (17,345)           (881)       7,274
------------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund                    7.96%     137,290      164,580       (34,225)      (23,492)         (4,730)      12,737
==============================================================================================================================
   Subtotal Fixed Income Funds                   217,956      278,127       (54,268)      (40,837)         (5,611)      20,011
==============================================================================================================================

FOREIGN EQUITY FUNDS--20.48%

AIM International Core Equity Fund     2.10%     176,170      102,343      (197,133)        3,844         (21,994)          --
------------------------------------------------------------------------------------------------------------------------------
AIM International Growth Fund          5.56%     130,601      131,621       (50,363)      (39,201)         (5,473)          --
------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI Developed
Markets ex-U.S. Portfolio- ETF         4.96%          --      206,590       (11,982)      (42,786)         (2,532)       1,300
------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI Developed
Markets ex-U.S. Small-Mid
Portfolio- ETF                         3.78%          --      162,857       (10,573)      (36,670)         (1,985)       1,260
------------------------------------------------------------------------------------------------------------------------------
PowerShares International Dividend
Achievers Portfolio- ETF               4.08%     124,978      108,860       (72,901)      (31,684)         (6,536)       4,532
==============================================================================================================================
   Subtotal Foreign Equity Funds                 431,749      712,271      (342,952)     (146,497)        (38,520)       7,092
==============================================================================================================================

REAL ESTATE FUNDS--4.28%

AIM Global Real Estate Fund            4.28%      83,422       96,372       (22,377)      (19,558)         (9,280)       1,745
==============================================================================================================================

MONEY MARKET FUNDS--1.90%

Liquid Assets Portfolio                0.95%       9,463      562,661      (543,584)           --              --          321
------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio                      0.95%       9,463      562,661      (543,584)           --              --          319
==============================================================================================================================
   Subtotal Momey Market Funds                    18,926    1,125,322    (1,087,168)           --              --          640
==============================================================================================================================
TOTAL INVESTMENTS IN AFFILIATED
   UNDERLYING FUNDS
   (COST $3,538,622)                  99.88%   1,874,957    3,436,596    (1,757,526)     (448,457)      (102,502)       41,150
==============================================================================================================================
OTHER ASSETS LESS LIABILITIES          0.12%
==============================================================================================================================
NET ASSETS                           100.00%
______________________________________________________________________________________________________________________________
==============================================================================================================================


                                      SHARES       VALUE
                                     09/30/08    09/30/08
----------------------------------------------------------
DOMESTIC EQUITY FUNDS--60.07%

AIM Diversified Dividend Fund         21,399    $  240,947
----------------------------------------------------------
AIM Structured Growth Fund            15,141       133,547
----------------------------------------------------------
AIM Structured Value Fund             15,930       142,736
----------------------------------------------------------
AIM Trimark Small Companies Fund      12,503       145,534
----------------------------------------------------------
PowerShares Dynamic Large Cap
Growth Portfolio- ETF                  9,008       131,607
----------------------------------------------------------
PowerShares Dynamic Large Cap
Value Portfolio- ETF                   8,160       136,843
----------------------------------------------------------
PowerShares Dynamic Small Cap
Growth Portfolio- ETF (b)             12,179       170,628
----------------------------------------------------------
PowerShares Dynamic Small Cap
Value Portfolio- ETF                  12,172       179,050
----------------------------------------------------------
PowerShares FTSE RAFI US 1000
Portfolio- ETF                         6,967       316,162
----------------------------------------------------------
PowerShares FTSE RAFI US 1500
Small-Mid Portfolio- ETF               4,590       208,937
==========================================================
   Subtotal Domestic Equity Funds                1,805,991
==========================================================

FIXED-INCOME FUNDS--13.15%

AIM Core Bond Fund                    17,366       155,944
----------------------------------------------------------
AIM High Yield Fund                   64,709       239,423
==========================================================
   Subtotal Fixed Income Funds                     395,367
==========================================================

FOREIGN EQUITY FUNDS--20.48%

AIM International Core Equity Fund     5,849        63,230
----------------------------------------------------------
AIM International Growth Fund          6,963       167,185
----------------------------------------------------------
PowerShares FTSE RAFI Developed
Markets ex-U.S. Portfolio- ETF         4,190       149,290
----------------------------------------------------------
PowerShares FTSE RAFI Developed
Markets ex-U.S. Small-Mid
Portfolio- ETF                         6,645       113,629
----------------------------------------------------------
PowerShares International Dividend
Achievers Portfolio- ETF               8,225       122,717
==========================================================
   Subtotal Foreign Equity Funds                   616,051
==========================================================

REAL ESTATE FUNDS--4.28%

AIM Global Real Estate Fund           12,316       128,579
==========================================================

MONEY MARKET FUNDS--1.90%

Liquid Assets Portfolio               28,540        28,540
----------------------------------------------------------
Premier Portfolio                     28,540        28,540
==========================================================
   Subtotal Momey Market Funds                      57,080
==========================================================
TOTAL INVESTMENTS IN AFFILIATED
   UNDERLYING FUNDS
   (COST $3,538,622)                             3,003,068
==========================================================
OTHER ASSETS LESS LIABILITIES                        3,620
==========================================================
NET ASSETS                                      $3,006,688
__________________________________________________________
==========================================================


Investment Abbreviation:

ETF -- Exchange Traded Fund

Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the AIM funds listed.

(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.


See accompanying notes which are an intergal part of this schedule.

AIM INDEPENDENCE FUNDS

September 30, 2008
(Unaudited)


AIM INDEPENDENCE 2050 FUND
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS(a)


                                                                                         CHANGE IN
                                      % OF                                              UNREALIZED
                                      NET        VALUE      PURCHASES     PROCEEDS     APPRECIATION      REALIZED     DIVIDEND
                                     ASSETS    12/31/07      AT COST     FROM SALES   (DEPRECIATION)   GAIN (LOSS)     INCOME
------------------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS--66.21%

AIM Diversified Dividend Fund          8.74%  $  139,321   $   80,663   $   (26,303)    $ (12,924)      $  (4,259)   $   2,846
------------------------------------------------------------------------------------------------------------------------------
AIM Structured Growth Fund             4.81%      90,115       50,798       (15,001)      (28,043)           (731)          --
------------------------------------------------------------------------------------------------------------------------------
AIM Structured Value Fund              5.15%      88,980       49,102       (15,444)      (16,201)         (2,463)          --
------------------------------------------------------------------------------------------------------------------------------
AIM Trimark Small Companies Fund       5.26%      88,085       55,516       (15,001)      (18,597)         (3,881)          --
------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Large Cap
Growth Portfolio- ETF                  4.85%      86,699       46,884       (11,840)      (22,380)         (1,432)          83
------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Large Cap
Value Portfolio- ETF                   5.06%      85,719       46,914       (12,020)      (16,917)         (1,516)       1,564
------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Small Cap
Growth Portfolio- ETF (b)              6.32%     107,976       62,463       (16,137)      (23,388)         (3,325)          --
------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Small Cap
Value Portfolio- ETF                   6.63%     100,134       60,200       (15,841)       (6,934)         (3,712)         587
------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1000
Portfolio- ETF                        11.62%     202,734      114,896       (28,070)      (50,279)         (4,757)       2,992
------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1500
Small-Mid Portfolio- ETF               7.77%     127,163       70,659       (17,705)      (19,901)         (3,354)         955
==============================================================================================================================
   Subtotal Domestic Equity Funds              1,116,926      638,095      (173,362)     (215,564)        (29,430)       9,027
==============================================================================================================================

FIXED-INCOME FUNDS--5.44%

AIM High Yield Fund                    5.44%      89,288       55,247       (20,755)      (11,753)         (2,262)       6,610
==============================================================================================================================

FOREIGN EQUITY FUNDS--22.60%

AIM International Core Equity Fund     2.36%     173,816       54,288      (163,425)          (22)        (17,006)          --
------------------------------------------------------------------------------------------------------------------------------
AIM International Growth Fund          6.12%     129,801       67,249       (36,764)      (35,364)         (1,323)          --
------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI Developed
Markets ex-U.S. Portfolio- ETF         5.31%          --      143,439        (2,847)      (33,109)           (272)         985
------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI Developed
Markets ex-U.S. Small-Mid
Portfolio- ETF                         4.29%          --      120,223        (3,427)      (29,926)           (207)       1,014
------------------------------------------------------------------------------------------------------------------------------
PowerShares International Dividend
Achievers Portfolio- ETF               4.52%     125,679       52,986       (56,281)      (28,361)         (2,757)       3,601
==============================================================================================================================
   Subtotal Foreign Equity Funds                 429,296      438,185      (262,744)     (126,782)        (21,565)       5,600
==============================================================================================================================

REAL ESTATE FUNDS--4.75%

AIM Global Real Estate Fund            4.75%      84,276       50,506       (15,258)      (18,575)         (5,106)       1,404
==============================================================================================================================

MONEY MARKET FUNDS--2.42%

Liquid Assets Portfolio                1.21%       8,688      323,957      (308,233)           --              --          219
------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio                      1.21%       8,688      323,957      (308,233)           --              --          215
==============================================================================================================================
   Subtotal Money Market Funds                    17,376      647,914      (616,466)           --              --          434
==============================================================================================================================
TOTAL INVESTMENTS IN AFFILIATED
   UNDERLYING FUNDS
   (COST $2,470,753)                 101.42%   1,737,162    1,829,947    (1,088,585)     (372,674)        (58,363)      23,075
==============================================================================================================================
OTHER ASSETS LESS LIABILITIES         (1.42)%
==============================================================================================================================
NET ASSETS                           100.00%
______________________________________________________________________________________________________________________________
==============================================================================================================================


                                      SHARES       VALUE
                                     09/30/08    09/30/08
-----------------------------------------------------------
DOMESTIC EQUITY FUNDS--66.21%

AIM Diversified Dividend Fund         15,675    $  176,498
-----------------------------------------------------------
AIM Structured Growth Fund            11,013        97,138
-----------------------------------------------------------
AIM Structured Value Fund             11,604       103,974
-----------------------------------------------------------
AIM Trimark Small Companies Fund       9,117       106,122
-----------------------------------------------------------
PowerShares Dynamic Large Cap
Growth Portfolio- ETF                  6,703        97,931
-----------------------------------------------------------
PowerShares Dynamic Large Cap
Value Portfolio- ETF                   6,093       102,180
-----------------------------------------------------------
PowerShares Dynamic Small Cap
Growth Portfolio- ETF (b)              9,107       127,589
-----------------------------------------------------------
PowerShares Dynamic Small Cap
Value Portfolio- ETF                   9,099       133,847
-----------------------------------------------------------
PowerShares FTSE RAFI US 1000
Portfolio- ETF                         5,168       234,524
-----------------------------------------------------------
PowerShares FTSE RAFI US 1500
Small-Mid Portfolio- ETF               3,446       156,862
===========================================================
   Subtotal Domestic Equity Funds                1,336,665
===========================================================

FIXED-INCOME FUNDS--5.44%

AIM High Yield Fund                   29,667       109,765
===========================================================

FOREIGN EQUITY FUNDS--22.60%

AIM International Core Equity Fund     4,408        47,651
-----------------------------------------------------------
AIM International Growth Fund          5,148       123,599
-----------------------------------------------------------
PowerShares FTSE RAFI Developed
Markets ex-U.S. Portfolio- ETF         3,009       107,211
-----------------------------------------------------------
PowerShares FTSE RAFI Developed
Markets ex-U.S. Small-Mid
Portfolio- ETF                         5,068        86,663
-----------------------------------------------------------
PowerShares International Dividend
Achievers Portfolio- ETF               6,117        91,266
===========================================================
   Subtotal Foreign Equity Funds                   456,390
===========================================================

REAL ESTATE FUNDS--4.75%

AIM Global Real Estate Fund            9,180        95,843
===========================================================

MONEY MARKET FUNDS--2.42%

Liquid Assets Portfolio               24,412        24,412
-----------------------------------------------------------
Premier Portfolio                     24,412        24,412
===========================================================
   Subtotal Money Market Funds                      48,824
===========================================================
TOTAL INVESTMENTS IN AFFILIATED
   UNDERLYING FUNDS
   (COST $2,470,753)                             2,047,487
===========================================================
OTHER ASSETS LESS LIABILITIES                      (28,759)
===========================================================
NET ASSETS                                      $2,018,728
___________________________________________________________
===========================================================


Investment Abbreviation:

ETF -- Exchange Traded Fund

Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the AIM funds listed.

(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.


See accompanying notes which are an intergal part of this schedule.

AIM INDEPENDENCE FUNDS


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2008
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

Each Fund is a "fund of funds", in that it invests in mutual funds and exchange-traded funds ("underlying funds") advised by Invesco Aim Advisors, Inc. ("Invesco Aim") and Invesco PowerShares Capital Management LLC (" Invesco PowerShares Capital"), respectively. Invesco Aim and Invesco PowerShares Capital are affiliates of each other as they are indirect wholly owned subsidiaries of Invesco Ltd.

A. SECURITY VALUATIONS - Investments in shares of funds that are not traded on an exchange are valued at the closing net asset value per share of such fund. Investments in shares of funds that are traded on an exchange are valued in accordance with valuation policy of such fund. These policies are set forth below.

         Securities in the underlying funds, including restricted securities, are valued according to the following policy.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

         Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

         Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value

AIM INDEPENDENCE FUNDS
     will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

         Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

         Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date.

         Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Funds adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to significant unobservable inputs (level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

         Level 1 - Quoted prices in an active market for identical assets.

         Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

         Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

AIM INDEPENDENCE FUNDS


          Below is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2008. The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                 INVESTMENTS IN SECURITIES INPUT LEVEL
                             --------------------------------------------
FUND NAME                      Level 1    Level 2   Level 3      TOTAL
-------------------------------------------------------------------------
AIM Independence Now Fund    $1,747,799     $--       $--     $1,747,799
-------------------------------------------------------------------------
AIM Independence 2010 Fund    4,178,308      --        --      4,178,308
-------------------------------------------------------------------------
AIM Independence 2020 Fund    7,655,924      --        --      7,655,924
-------------------------------------------------------------------------
AIM Independence 2030 Fund    7,211,183      --        --      7,211,183
-------------------------------------------------------------------------
AIM Independence 2040 Fund    3,003,068      --        --      3,003,068
-------------------------------------------------------------------------
AIM Independence 2050 Fund    2,047,487      --        --      2,047,487
=========================================================================

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:


                                                                            AT SEPTEMBER 30, 2008
                                                        -------------------------------------------------------------
                               THE NINE MONTHS ENDED                                                  NET UNREALIZED
                               SEPTEMBER 30, 2008*      FEDERAL TAX    UNREALIZED      UNREALIZED      APPRECIATION
                              PURCHASES       SALES        COST**     APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
AIM Independence Now Fund    $  955,241    $  301,813   $1,962,271       $1,665       $  (216,137)       $  (214,472)
 --------------------------------------------------------------------------------------------------------------------
AIM Independence 2010 Fund    2,865,457       833,072    4,664,456        2,362          (488,510)          (486,148)
---------------------------------------------------------------------------------------------------------------------
AIM Independence 2020 Fund    5,812,060     1,880,072    8,867,343           --        (1,211,419)        (1,211,419)
---------------------------------------------------------------------------------------------------------------------
AIM Independence 2030 Fund    5,722,244       780,366    8,522,986           --        (1,311,803)        (1,311,803)
---------------------------------------------------------------------------------------------------------------------
AIM Independence 2040 Fund    2,311,274       670,358    3,544,176           --          (541,108)          (541,108)
---------------------------------------------------------------------------------------------------------------------
AIM Independence 2050 Fund    1,182,033       472,119    2,474,743           --          (427,256)          (427,256)
=====================================================================================================================

*    Excludes U.S. Treasury obligations and money market funds, if any.

** Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

                       AIM INTERNATIONAL ALLOCATION FUND
          Quarterly Schedule of Portfolio Holdings September 30, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com            INTAL-QTR-1 09/08           Invesco Aim Advisors, Inc.

AIM INTERNATIONAL ALLOCATION FUND


SCHEDULE OF INVESTMENTS
September 30, 2008
(Unaudited)


SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-100.47%(a)

                                                                                                                      CHANGE IN
                                                                                                                     UNREALIZED
                                                          % OF NET       VALUE       PURCHASES        PROCEEDS      APPRECIATION
                                                           ASSETS      12/31/07       AT COST        FROM SALES    (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
AIM Developing Markets Fund                                  4.72%   $ 22,480,628   $    628,967   $  (3,477,912)   $ (7,593,760)
---------------------------------------------------------------------------------------------------------------------------------
AIM Global Core Equity Fund (b)                              0.00%    111,578,603      9,002,457    (103,213,560)      2,664,468
---------------------------------------------------------------------------------------------------------------------------------
AIM International Core Equity Fund                          35.50%    145,204,135      4,514,325     (19,374,024)    (33,746,341)
---------------------------------------------------------------------------------------------------------------------------------
AIM International Growth Fund                               22.77%     95,117,220      2,830,351     (12,980,458)    (24,711,350)
---------------------------------------------------------------------------------------------------------------------------------
AIM International Small Co. Fund                             8.69%     40,595,010      2,117,854      (4,619,832)    (12,851,327)
---------------------------------------------------------------------------------------------------------------------------------
PowerShares International Dividend Achievers Portfolio-
ETF                                                         28.39%             --     94,378,307      (4,874,350)    (12,549,035)
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                      0.20%             --     49,055,064     (48,498,174)             --
---------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio                                            0.20%             --     49,055,064     (48,498,174)             --
=================================================================================================================================
TOTAL INVESTMENTS IN AFFILIATED
UNDERLYING FUNDS
(COST $356,551,963)                                        100.47%    414,975,596    211,582,389    (245,536,484)    (88,787,345)
=================================================================================================================================
OTHER ASSETS LESS LIABILITIES                               -0.47%
=================================================================================================================================
NET ASSETS                                                 100.00%
_________________________________________________________________________________________________________________________________
=================================================================================================================================


                                                            REALIZED     DIVIDEND     SHARES         VALUE
                                                           GAIN (LOSS)    INCOME     09/30/08      09/30/08
-------------------------------------------------------------------------------------------------------------
AIM Developing Markets Fund                               $    699,253   $     --     564,591   $ 12,737,176
-------------------------------------------------------------------------------------------------------------
AIM Global Core Equity Fund (b)                            (20,031,968)        --          --             --
-------------------------------------------------------------------------------------------------------------
AIM International Core Equity Fund                            (731,557)        --   8,868,320     95,866,538
-------------------------------------------------------------------------------------------------------------
AIM International Growth Fund                                1,225,382         --   2,560,647     61,481,145
-------------------------------------------------------------------------------------------------------------
AIM International Small Co. Fund                            (1,787,344)        --   1,649,393     23,454,361
-------------------------------------------------------------------------------------------------------------
PowerShares International Dividend Achievers Portfolio-
ETF                                                           (299,812)   729,359   5,137,890     76,655,110
-------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                             --     17,123     556,890        556,890
-------------------------------------------------------------------------------------------------------------
Premier Portfolio                                                   --     17,145     556,890        556,890
=============================================================================================================
TOTAL INVESTMENTS IN AFFILIATED
UNDERLYING FUNDS
(COST $356,551,963)                                        (20,926,046)   763,627                271,308,110
=============================================================================================================
OTHER ASSETS LESS LIABILITIES                                                                     (1,260,751)
=============================================================================================================
NET ASSETS                                                                                      $270,047,359
_____________________________________________________________________________________________________________
=============================================================================================================


Investment Abbreviation:

ETF -- Exchange Traded Fund

Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the mutual funds listed.

(b) Effective July 24, 2008, AIM Global Value Fund name changed to AIM Global Core Equity Fund.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM INTERNATIONAL ALLOCATION FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2008
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

The Fund is a "fund of funds", in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by Invesco Aim Advisors, Inc. ("Invesco Aim").

A. SECURITY VALUATIONS - Investments in underlying funds are valued at the end of the day net asset value per share.

         Securities in the underlying funds, including restricted securities, are valued according to the following policy.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

         Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM INTERNATIONAL ALLOCATION FUND

         Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to significant unobservable inputs (level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

         Level 1 - Quoted prices in an active market for identical assets.

         Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

         Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

         Below is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2008. The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL   INVESTMENTS IN SECURITIES
---------------------------------------
Level 1                    $271,308,110
---------------------------------------
Level 2                              --
---------------------------------------
Level 3                              --
=======================================
                           $271,308,110
=======================================

AIM INTERNATIONAL ALLOCATION FUND


NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2008 was $113,472,261 and $148,540,136, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

  UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $         --
----------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (85,244,620)
==================================================================================
Net unrealized appreciation (depreciation) of investment securities   $(85,244,620)
__________________________________________________________________________________
==================================================================================
Cost of investments for tax purposes is $356,552,730.

                          AIM MID CAP CORE EQUITY FUND
           Quarterly Schedule of Portfolio Holdings September 30, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                 --servicemark--

invescoaim.com             MCCE-QTR-1 09/08           Invesco Aim Advisors, Inc.

AIM MID CAP CORE EQUITY FUND

SCHEDULE OF INVESTMENTS(a)
September 30, 2008
(Unaudited)

                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS--79.79%

ADVERTISING-1.03%

Omnicom Group Inc.                                   446,574   $    17,219,893
==============================================================================

AEROSPACE & DEFENSE--2.03%

Goodrich Corp.                                       354,402        14,743,123
------------------------------------------------------------------------------
Precision Castparts Corp.                            245,802        19,364,282
==============================================================================
                                                                    34,107,405
==============================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--1.01%

Polo Ralph Lauren Corp. (b)                          254,144        16,936,156
==============================================================================

APPLICATION SOFTWARE-0.75%

Amdocs Ltd. (c)                                      457,477        12,525,720
==============================================================================

ASSET MANAGEMENT & CUSTODY BANKS-2.07%

Legg Mason, Inc. (b)                                 911,141        34,678,027
==============================================================================

COMMUNICATIONS EQUIPMENT--1.83%

Motorola, Inc.                                     2,448,284        17,480,748
------------------------------------------------------------------------------
Polycom, Inc. (c)                                    569,281        13,167,469
==============================================================================
                                                                    30,648,217
==============================================================================

COMPUTER STORAGE & PERIPHERALS--0.88%

QLogic Corp. (c)                                     957,290        14,703,974
==============================================================================

CONSTRUCTION MATERIALS-0.39%

Eagle Materials Inc. (b)                             292,822         6,550,428
==============================================================================

CONSUMER ELECTRONICS--1.13%

Harman International Industries, Inc. (b)            558,457        19,026,630
==============================================================================

DATA PROCESSING & OUTSOURCED
  SERVICES--1.33%

Alliance Data Systems Corp. (b)(c)                   351,829        22,298,922
==============================================================================

DEPARTMENT STORES--0.70%

Kohl's Corp. (c)                                     256,930        11,839,334
==============================================================================

DISTRIBUTORS--1.36%

Genuine Parts Co.                                    567,829        22,832,404
==============================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--1.21%

Rockwell Automation, Inc.                            542,400        20,253,216
==============================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS--0.16%

Agilent Technologies, Inc. (c)                        91,189         2,704,666
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------
ELECTRONIC MANUFACTURING SERVICES--2.71%

Molex Inc. (b)                                     1,218,476   $    27,354,786
------------------------------------------------------------------------------
Tyco Electronics Ltd.                                655,144        18,121,283
==============================================================================
                                                                    45,476,069
==============================================================================

ENVIRONMENTAL & FACILITIES SERVICES--1.49%

Republic Services, Inc.                              837,106        25,096,438
==============================================================================

FOOD RETAIL--1.28%

SUPERVALU, Inc.                                      989,175        21,465,098
==============================================================================

GAS UTILITIES--1.12%

UGI Corp.                                            726,728        18,735,048
==============================================================================

HEALTH CARE EQUIPMENT--3.56%

Hospira, Inc. (c)                                    576,581        22,025,394
------------------------------------------------------------------------------
Varian Medical Systems, Inc. (c)                     217,150        12,405,780
------------------------------------------------------------------------------
Zimmer Holdings, Inc. (c)                            392,818        25,360,330
==============================================================================
                                                                    59,791,504
==============================================================================

HEALTH CARE SERVICES--1.24%

Quest Diagnostics Inc.                               403,174        20,832,001
==============================================================================

HEALTH CARE TECHNOLOGY--1.44%

IMS Health Inc.                                    1,277,335        24,154,405
==============================================================================

HOMEBUILDING--0.55%

Ryland Group, Inc. (The) (b)                         347,738         9,222,012
==============================================================================

HOUSEHOLD PRODUCTS--1.28%

Energizer Holdings, Inc. (b)(c)                      267,563        21,552,200
==============================================================================

HUMAN RESOURCE & EMPLOYMENT
  SERVICES--1.26%

Administaff, Inc. (b)                                777,316        21,158,542
==============================================================================

INDUSTRIAL CONGLOMERATES--1.19%

Teleflex Inc.                                        315,800        20,050,142
==============================================================================

INDUSTRIAL MACHINERY--4.75%

Atlas Copco A.B. -Class A  (Sweden)(b)(d)          1,058,000        12,119,294
------------------------------------------------------------------------------
Dover Corp.                                          485,877        19,702,312
------------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd. -Class A                     577,100        17,988,207
------------------------------------------------------------------------------
ITT Corp.                                            277,788        15,447,791
------------------------------------------------------------------------------
Parker Hannifin Corp.                                274,018        14,522,954
==============================================================================
                                                                    79,780,558
==============================================================================

INSURANCE BROKERS--1.48%

Marsh & McLennan Cos., Inc.                          780,434        24,786,584
==============================================================================

LIFE SCIENCES TOOLS & SERVICES--3.28%

PerkinElmer, Inc.                                    909,279        22,704,697
==============================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM MID CAP CORE EQUITY FUND

                                                  SHARES            VALUE
------------------------------------------------------------------------------

LIFE SCIENCES TOOLS &
  SERVICES--(CONTINUED)

Pharmaceutical Product Development, Inc.             489,032   $    20,221,473
------------------------------------------------------------------------------
Techne Corp. (c)                                     169,081        12,194,122
==============================================================================
                                                                    55,120,292
==============================================================================

METAL & GLASS CONTAINERS--1.35%

Pactiv Corp. (c)                                     914,028        22,695,315
==============================================================================

MULTI-SECTOR HOLDINGS--0.13%

PICO Holdings, Inc. (b)(c)                            59,030         2,119,767
==============================================================================

OFFICE ELECTRONICS--1.17%

Xerox Corp.                                        1,706,835        19,679,808
==============================================================================

OFFICE SERVICES & SUPPLIES--1.04%

Pitney Bowes Inc.                                    524,573        17,447,298
==============================================================================

OIL & GAS EQUIPMENT & SERVICES--2.11%

BJ Services Co.                                    1,856,667        35,518,040
==============================================================================

OIL & GAS EXPLORATION & PRODUCTION--4.68%

Chesapeake Energy Corp. (b)                          368,012        13,196,910
------------------------------------------------------------------------------
Newfield Exploration Co. (c)                         544,438        17,416,572
------------------------------------------------------------------------------
Penn West Energy Trust  (Canada)                   1,012,109        24,391,827
------------------------------------------------------------------------------
Pioneer Natural Resources Co.                        253,300        13,242,524
------------------------------------------------------------------------------
Whiting Petroleum Corp. (c)                          145,116        10,340,966
==============================================================================
                                                                    78,588,799
==============================================================================

PACKAGED FOODS & MEATS--2.74%

Cadbury PLC  (United Kingdom)                      3,747,965        37,681,072
------------------------------------------------------------------------------
Del Monte Foods Co.                                1,072,268         8,363,691
==============================================================================
                                                                    46,044,763
==============================================================================

PAPER PRODUCTS--0.36%

MeadWestvaco Corp.                                   256,749         5,984,819
==============================================================================

PERSONAL PRODUCTS--1.25%

Avon Products, Inc.                                  506,639        21,060,983
==============================================================================
PHARMACEUTICALS--1.44%

Barr Pharmaceuticals Inc. (c)                        369,741        24,144,087
==============================================================================

PRECIOUS METALS & MINERALS--0.52%

Coeur d'Alene Mines Corp. (b)(c)                   5,717,965         8,748,486
==============================================================================

PROPERTY & CASUALTY INSURANCE--3.64%

Axis Capital Holdings Ltd.                           871,896        27,647,822
------------------------------------------------------------------------------
Progressive Corp. (The)                            1,924,205        33,481,167
==============================================================================
                                                                    61,128,989
==============================================================================

PUBLISHING--1.01%

Washington Post Co. (The) -Class B (b)                30,533        16,999,553
==============================================================================

REGIONAL BANKS-1.97%

BB&T Corp. (b)                                       441,883        16,703,178
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------

REGIONAL BANKS--(CONTINUED)

PNC Financial Services Group, Inc.                   219,456   $    16,393,363
==============================================================================
                                                                    33,096,541
==============================================================================

SEMICONDUCTORS--2.39%

Linear Technology Corp. (b)                          624,810        19,156,675
------------------------------------------------------------------------------
Microchip Technology Inc. (b)                        378,300        11,133,369
------------------------------------------------------------------------------
Xilinx, Inc. (b)                                     422,485         9,907,273
==============================================================================
                                                                    40,197,317
==============================================================================

SOFT DRINKS--0.00%

Dr. Pepper Snapple Group, Inc. (c)                         1                25
==============================================================================

SPECIALIZED CONSUMER SERVICES--0.07%

Hillenbrand, Inc.                                     57,090         1,150,934
==============================================================================

SPECIALIZED FINANCE--2.01%

Moody's Corp. (b)                                    991,753        33,719,602
==============================================================================

SPECIALTY CHEMICALS--4.70%

International Flavors & Fragrances Inc.              960,772        37,912,063
------------------------------------------------------------------------------
Sigma-Aldrich Corp. (b)                              783,127        41,051,518
==============================================================================
                                                                    78,963,581
==============================================================================

SYSTEMS SOFTWARE--1.49%

McAfee Inc. (c)                                      431,771        14,662,943
------------------------------------------------------------------------------
Symantec Corp. (c)                                   526,557        10,309,986
==============================================================================
                                                                    24,972,929
==============================================================================

THRIFTS & MORTGAGE FINANCE--3.21%

People's United Financial Inc.                     2,800,929        53,917,883
==============================================================================
    Total Common Stocks                                          1,339,725,404
      (Cost $1,369,807,962)
==============================================================================

PREFERRED STOCK--2.43%

HOUSEHOLD PRODUCTS--2.43%

Henkel AG & Co. KGaA -Pfd. (Germany)
  (Cost $43,693,429)(d)                           1,108,673         40,722,141
==============================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM MID CAP CORE EQUITY FUND

                                                  SHARES            VALUE
------------------------------------------------------------------------------

MONEY MARKET FUNDS--19.64%

Liquid Assets Portfolio -Institutional
  Class(e)                                       164,875,321    $   164,875,321
------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(e)        164,875,321        164,875,321
==============================================================================
    Total Money Market Funds
      (Cost $329,750,642)                                          329,750,642
==============================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities on loan)-101.86%
  (Cost $1,743,252,033)                                          1,710,198,187
==============================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
   FROM SECURITIES ON LOAN

MONEY MARKET FUNDS--6.94%

Liquid Assets Portfolio -Institutional
  Class (Cost $116,593,233)(e)(f)                116,593,233        116,593,233
==============================================================================
TOTAL INVESTMENTS-108.80%
  (Cost $1,859,845,266)                                          1,826,791,420
==============================================================================
OTHER ASSETS LESS LIABILITIES-(8.80)%                             (147,766,653)
==============================================================================
NET ASSETS-100.00%                                             $ 1,679,024,767
==============================================================================

Investment Abbreviations:

Pfd. -- Preferred

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  All or a portion of this security was out on loan at September 30, 2008.

(c)  Non-income producing security.

(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at September 30, 2008 was $52,841,435, which represented 3.15% of the Fund's Net Assets. See Note 1A.

(e) The money market fund and the Fund are affiliated by having the same investment advisor.

(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1D.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

                          AIM MID CAP CORE EQUITY FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

                          AIM MID CAP CORE EQUITY FUND

     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on

                          AIM MID CAP CORE EQUITY FUND
     securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2008. The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

              INVESTMENTS IN       OTHER
INPUT LEVEL     SECURITIES     INVESTMENTS*
-------------------------------------------
Level 1       $1,773,949,984    $      --
-------------------------------------------
Level 2           52,841,436     (227,781)
-------------------------------------------
Level 3                   --           --
===========================================
              $1,826,791,420    $(227,781)
===========================================

* Other investments include open foreign currency contracts, which are included at unrealized appreciation/ (depreciation).

                          AIM MID CAP CORE EQUITY FUND

NOTE 3 -- FOREIGN CURRENCY CONTRACTS AT PERIOD-END

                      OPEN FOREIGN CURRENCY CONTRACTS
---------------------------------------------------------------------------
                       CONTRACT TO
SETTLEMENT   -------------------------------                   UNREALIZED
   DATE          DELIVER          RECEIVE         VALUE       APPRECIATION
---------------------------------------------------------------------------
12/10/08     EUR 15,300,000   USD 21,718,302   $21,607,649      $110,653
===========================================================================

                       CONTRACT TO                             UNREALIZED
SETTLEMENT   -------------------------------                  APPRECIATION
   DATE          DELIVER          RECEIVE         VALUE      (DEPRECIATION)
---------------------------------------------------------------------------
12/10/08     GBP 11,330,000   USD 19,859,111   $20,197,545     $(338,434)
===========================================================================
   TOTAL OPEN FOREIGN CURRENCY CONTRACTS                       $(227,781)
===========================================================================

                        CLOSED FOREIGN CURRENCY CONTRACTS
---------------------------------------------------------------------------
                       CONTRACT TO
  CLOSED     -------------------------------                    REALIZED
   DATE          DELIVER          RECEIVE         VALUE        GAIN (LOSS)
---------------------------------------------------------------------------
09/23/08     GBP    530,000   USD    928,979   $   979,758     $ (50,779)
===========================================================================
   TOTAL FOREIGN CURRENCY CONTRACTS                            $(278,560)
===========================================================================

CURRENCY ABBREVIATIONS:

EUR -- EURO
GBP -- BRITISH POUND STERLING
USD -- U.S. DOLLAR

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2008 was $554,456,976 and $644,260,373 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.


      UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $   120,356,939
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                (153,410,785)
========================================================================================
Net unrealized appreciation (depreciation) of investment securities      $   (33,053,846)
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $1,859,845,266.

                            AIM SMALL CAP GROWTH FUND
          Quarterly Schedule of Portfolio Holdings September 30, 2008

                        [INVESCO AIM LOGO APPEARS HERE]
                                 --servicemark--

invescoaim.com             SCG-QTR-1 09/08            Invesco Aim Advisors, Inc.

AIM SMALL CAP GROWTH FUND


SCHEDULE OF INVESTMENTS (a)
September 30, 2008
(Unaudited)


                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
  INTERESTS--98.68%

ADVERTISING--0.44%

National CineMedia, Inc. (b)                         537,936   $     5,944,193
==============================================================================

AEROSPACE & DEFENSE--1.54%

Hexcel Corp. (c)                                     549,262         7,519,397
------------------------------------------------------------------------------
TransDigm Group, Inc. (b)(c)                         391,978        13,417,407
==============================================================================
                                                                    20,936,804
==============================================================================

AIR FREIGHT & LOGISTICS--1.89%

Forward Air Corp.                                    374,651        10,201,747
------------------------------------------------------------------------------
Hub Group, Inc. -Class A (c)                         413,582        15,571,362
==============================================================================
                                                                    25,773,109
==============================================================================

APPAREL RETAIL--2.03%

AnnTaylor Stores Corp. (c)                           461,378         9,522,842
------------------------------------------------------------------------------
Hot Topic, Inc. (c)                                1,284,373         8,489,706
------------------------------------------------------------------------------
Zumiez Inc. (b)(c)                                   585,524         9,649,435
==============================================================================
                                                                    27,661,983
==============================================================================

APPAREL, ACCESSORIES & LUXURY
  GOODS--1.23%

Warnaco Group, Inc. (The) (c)                        369,950        16,755,035
==============================================================================

APPLICATION SOFTWARE--5.53%

ANSYS, Inc. (c)                                      332,679        12,598,554
------------------------------------------------------------------------------
Aspen Technology, Inc. (c)                           830,192        10,543,438
------------------------------------------------------------------------------
Blackboard Inc. (b)(c)                               417,569        16,823,855
------------------------------------------------------------------------------
Informatica Corp. (c)                                707,371         9,188,749
------------------------------------------------------------------------------
JDA Software Group, Inc. (c)                         428,632         6,519,493
------------------------------------------------------------------------------
Lawson Software, Inc. (c)                          1,229,251         8,604,757
------------------------------------------------------------------------------
Manhattan Associates, Inc. (c)                       489,646        10,938,692
==============================================================================
                                                                    75,217,538
==============================================================================

ASSET MANAGEMENT & CUSTODY
  BANKS--1.33%

Affiliated Managers Group, Inc. (c)                  162,108        13,430,648
------------------------------------------------------------------------------
Riskmetrics Group Inc. (b)(c)                        238,752         4,672,376
==============================================================================
                                                                    18,103,024
==============================================================================

AUTO PARTS & EQUIPMENT--0.36%

Tenneco Inc. (c)                                     464,601         4,938,709
==============================================================================

BIOTECHNOLOGY--5.48%

Acorda Therapeutics Inc. (c)                         275,300         6,565,905
------------------------------------------------------------------------------
BioMarin Pharmaceutical Inc. (c)                     514,854        13,638,482
------------------------------------------------------------------------------
Cepheid, Inc. (b)(c)                                 471,123         6,515,631
------------------------------------------------------------------------------
Human Genome Sciences, Inc. (c)                      632,814         4,018,369
------------------------------------------------------------------------------
Martek Biosciences Corp. (b)(c)                      322,779        10,141,716
------------------------------------------------------------------------------
Myriad Genetics, Inc. (c)                            253,846        16,469,529
------------------------------------------------------------------------------
OSI Pharmaceuticals, Inc. (c)                         72,107         3,554,154
------------------------------------------------------------------------------


                                                  SHARES            VALUE
------------------------------------------------------------------------------
BIOTECHNOLOGY--(CONTINUED)

United Therapeutics Corp. (b)(c)                     129,151   $    13,582,811
==============================================================================
                                                                    74,486,597
==============================================================================

COMMODITY CHEMICALS--0.73%

Calgon Carbon Corp. (b)(c)                           486,572         9,906,606
==============================================================================

COMMUNICATIONS EQUIPMENT--3.11%

Harmonic Inc. (c)                                  1,306,705        11,041,657
------------------------------------------------------------------------------
NICE Systems Ltd. -ADR (Israel)(c)                   389,654        10,614,175
------------------------------------------------------------------------------
Polycom, Inc. (c)                                    532,317        12,312,492
------------------------------------------------------------------------------
Starent Networks Corp. (b)(c)                        642,032         8,307,894
==============================================================================
                                                                    42,276,218
==============================================================================

CONSTRUCTION & ENGINEERING--1.40%

Pike Electric Corp. (c)                              810,562        11,939,578
------------------------------------------------------------------------------
Quanta Services, Inc. (c)                            261,145         7,053,527
==============================================================================
                                                                    18,993,105
==============================================================================

CONSTRUCTION & FARM MACHINERY &
  HEAVY TRUCKS--2.69%

Bucyrus International, Inc.                          231,854        10,359,236
------------------------------------------------------------------------------
Lindsay Corp. (b)                                    160,881        11,704,093
------------------------------------------------------------------------------
Wabtec Corp.                                         283,630        14,530,365
==============================================================================
                                                                    36,593,694
==============================================================================

CONSTRUCTION MATERIALS--1.09%

Eagle Materials Inc. (b)                             347,422         7,771,830
------------------------------------------------------------------------------
Texas Industries, Inc. (b)                           172,587         7,051,905
==============================================================================
                                                                    14,823,735
==============================================================================

DATA PROCESSING & OUTSOURCED
  SERVICES--2.78%

Euronet Worldwide, Inc. (b)(c)                       635,809        10,637,085
------------------------------------------------------------------------------
Global Payments Inc.                                 224,265        10,060,528
------------------------------------------------------------------------------
NeuStar, Inc. -Class A (c)                           448,161         8,913,922
------------------------------------------------------------------------------
Syntel, Inc. (b)                                     334,760         8,201,620
==============================================================================
                                                                    37,813,155
==============================================================================

EDUCATION SERVICES--2.35%

DeVry, Inc.                                          310,438        15,379,099
------------------------------------------------------------------------------
Strayer Education, Inc.                               83,094        16,640,404
==============================================================================
                                                                    32,019,503
==============================================================================

ELECTRIC UTILITIES--0.90%

ITC Holdings Corp.                                   235,458        12,189,661
==============================================================================

ELECTRICAL COMPONENTS &
  EQUIPMENT--1.64%

General Cable Corp. (c)                              315,227        11,231,538
------------------------------------------------------------------------------
Regal-Beloit Corp.                                   259,374        11,028,582
==============================================================================
                                                                    22,260,120
==============================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM SMALL CAP GROWTH FUND


                                                  SHARES            VALUE
------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS--1.87%

Cogent Inc. (b)(c)                                   961,686   $     9,828,431
------------------------------------------------------------------------------
Coherent, Inc. (c)                                   439,884        15,637,876
==============================================================================
                                                                    25,466,307
==============================================================================

ENVIRONMENTAL & FACILITIES
  SERVICES--2.48%

EnergySolutions Inc.                                 566,378         5,663,780
------------------------------------------------------------------------------
Fuel Tech, Inc. (b)(c)                               563,372        10,191,399
------------------------------------------------------------------------------
Tetra Tech, Inc. (c)                                 745,294        17,931,774
==============================================================================
                                                                    33,786,953
==============================================================================

GENERAL MERCHANDISE STORES--0.85%

Big Lots, Inc. (b)(c)                                416,872        11,601,548
==============================================================================

HEALTH CARE DISTRIBUTORS--0.04%

PharMerica Corp. (c)                                  22,137           497,861
==============================================================================

HEALTH CARE EQUIPMENT--6.35%

Gen-Probe Inc. (c)                                   221,637        11,757,843
------------------------------------------------------------------------------
Insulet Corp. (b)(c)                                 460,900         6,415,728
------------------------------------------------------------------------------
Mentor Corp. (b)                                     265,731         6,340,342
------------------------------------------------------------------------------
Meridian Bioscience, Inc.                            397,822        11,552,751
------------------------------------------------------------------------------
NuVasive, Inc. (b)(c)                                456,731        22,530,540
------------------------------------------------------------------------------
Wright Medical Group, Inc. (c)                       557,048        16,956,541
------------------------------------------------------------------------------
Zoll Medical Corp. (c)                               329,378        10,777,248
==============================================================================
                                                                    86,330,993
==============================================================================

HEALTH CARE FACILITIES--1.82%
LifePoint Hospitals, Inc. (b)(c)                     397,704        12,782,206
VCA Antech, Inc. (c)                                 407,893        12,020,607
==============================================================================
                                                                    24,802,813
==============================================================================

HEALTH CARE SERVICES--2.22%

Chemed Corp.                                         265,367        10,895,969
------------------------------------------------------------------------------
inVentiv Health Inc. (c)                             410,327         7,246,375
------------------------------------------------------------------------------
Pediatrix Medical Group, Inc. (c)                    222,761        12,011,273
==============================================================================
                                                                    30,153,617
==============================================================================

HEALTH CARE TECHNOLOGY--1.10%

Eclipsys Corp. (c)                                   717,252        15,026,429
==============================================================================

HOME ENTERTAINMENT SOFTWARE--0.49%

THQ Inc. (c)                                         558,228         6,721,065
==============================================================================

HOTELS, RESORTS & CRUISE LINES--0.57%

Choice Hotels International, Inc.                    288,275         7,812,253
==============================================================================

HOUSEHOLD PRODUCTS--1.25%

Church & Dwight Co., Inc.                            273,659        16,991,487
==============================================================================

HUMAN RESOURCE & EMPLOYMENT
  SERVICES--0.20%

Korn/Ferry International (c)                         150,205         2,676,653
==============================================================================


                                                  SHARES            VALUE
------------------------------------------------------------------------------
INDUSTRIAL MACHINERY--1.17%

Barnes Group Inc.                                    436,658   $     8,829,225
------------------------------------------------------------------------------
Dynamic Materials Corp. (b)                          304,502         7,067,491
==============================================================================
                                                                    15,896,716
==============================================================================

INSURANCE BROKERS--0.31%

National Financial Partners Corp. (b)                284,120         4,261,800
==============================================================================

INTERNET SOFTWARE & SERVICES--2.28%

Bankrate, Inc. (b)(c)                                267,482        10,407,725
------------------------------------------------------------------------------
DealerTrack Holdings Inc. (b)(c)                     381,249         6,420,233
------------------------------------------------------------------------------
Omniture, Inc. (b)(c)                                240,386         4,413,487
------------------------------------------------------------------------------
Websense, Inc. (c)                                   438,009         9,789,501
==============================================================================
                                                                    31,030,946
==============================================================================

INVESTMENT BANKING & BROKERAGE--2.62%

Greenhill & Co., Inc. (b)                            216,140        15,940,325
------------------------------------------------------------------------------
optionsXpress Holdings Inc.                          417,765         8,112,996
------------------------------------------------------------------------------
Stifel Financial Corp. (c)                           231,700        11,561,830
==============================================================================
                                                                    35,615,151
==============================================================================

IT CONSULTING & OTHER SERVICES--0.74%

SRA International, Inc. -Class A (c)                 442,625        10,016,604
==============================================================================

LIFE SCIENCES TOOLS & SERVICES--2.74%

Affymetrix, Inc. (b)(c)                              506,319         3,918,909
------------------------------------------------------------------------------
AMAG Pharmaceuticals, Inc. (c)                       149,963         5,808,067
------------------------------------------------------------------------------
PAREXEL International Corp. (c)                      453,626        13,000,921
------------------------------------------------------------------------------
Varian Inc. (c)                                      337,955        14,498,270
==============================================================================
                                                                    37,226,167
==============================================================================

MARINE--0.35%

American Commercial Lines Inc. (b)(c)                442,887         4,712,318
==============================================================================

METAL & GLASS CONTAINERS--1.23%

Greif Inc. -Class A                                  255,194        16,745,830
==============================================================================

MOVIES & ENTERTAINMENT--1.90%

Live Nation Inc. (b)(c)                              532,470         8,663,287
------------------------------------------------------------------------------
Marvel Entertainment, Inc. (b)(c)                    502,194        17,144,903
==============================================================================
                                                                    25,808,190
==============================================================================

OFFICE REIT'S--1.10%

BioMed Realty Trust, Inc.                            567,825        15,018,971
==============================================================================

OFFICE SERVICES & SUPPLIES--0.68%

Interface, Inc. -Class A                             807,424         9,180,411
==============================================================================

OIL & GAS DRILLING--1.20%

Unit Corp. (c)                                       326,815        16,281,923
==============================================================================

OIL & GAS EQUIPMENT & SERVICES--2.69%

Dril-Quip, Inc. (c)                                  315,476        13,688,504
------------------------------------------------------------------------------
FMC Technologies, Inc. (c)                           241,054        11,221,064
------------------------------------------------------------------------------
ION Geophysical Corp. (c)                            820,659        11,645,151
==============================================================================
                                                                    36,554,719
==============================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM SMALL CAP GROWTH FUND


                                                  SHARES            VALUE
------------------------------------------------------------------------------
OIL & GAS EXPLORATION &
  PRODUCTION--4.62%

Arena Resources, Inc. (c)                            408,432   $    15,867,583
------------------------------------------------------------------------------
Bill Barrett Corp. (b)(c)                            410,510        13,181,476
------------------------------------------------------------------------------
Carrizo Oil & Gas, Inc. (b)(c)                       346,337        12,561,643
------------------------------------------------------------------------------
Goodrich Petroleum Corp. (c)                         256,795        11,193,694
------------------------------------------------------------------------------
Whiting Petroleum Corp. (c)                          141,161        10,059,133
==============================================================================
                                                                    62,863,529
==============================================================================

PACKAGED FOODS & MEATS--1.20%

Ralcorp Holdings, Inc. (c)                           242,864        16,371,462
==============================================================================

PHARMACEUTICALS--2.11%

Medicines Co. (The) (c)                              488,876        11,351,701
------------------------------------------------------------------------------
Sciele Pharma, Inc. (b)(c)                           564,205        17,371,872
==============================================================================
                                                                    28,723,573
==============================================================================

PROPERTY & CASUALTY INSURANCE--0.85%

ProAssurance Corp. (c)                               207,160        11,600,960
==============================================================================

REGIONAL BANKS--1.68%

City National Corp.                                  112,000         6,081,600
------------------------------------------------------------------------------
SVB Financial Group (b)(c)                           290,012        16,797,495
==============================================================================
                                                                    22,879,095
==============================================================================

RESEARCH & CONSULTING SERVICES--1.15%

CoStar Group Inc. (b)(c)                             345,562        15,685,059
==============================================================================

RESTAURANTS--2.38%

Buffalo Wild Wings Inc. (b)(c)                       336,018        13,521,364
------------------------------------------------------------------------------
Jack in the Box Inc. (c)                             518,819        10,947,081
------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc. (b)(c)               335,149         7,889,408
==============================================================================
                                                                    32,357,853
==============================================================================

SEMICONDUCTOR EQUIPMENT--1.27%

Advanced Energy Industries, Inc. (c)                 438,083         5,992,975
------------------------------------------------------------------------------
Varian Semiconductor Equipment
  Associates, Inc. (c)                               451,006        11,329,271
==============================================================================
                                                                    17,322,246
==============================================================================

SEMICONDUCTORS--3.76%

Diodes Inc. (c)                                      467,992         8,634,452
------------------------------------------------------------------------------
Hittite Microwave Corp. (c)                          285,731         9,600,562
------------------------------------------------------------------------------
Microsemi Corp. (c)                                  440,844        11,232,705
------------------------------------------------------------------------------
Power Integrations, Inc. (c)                         401,797         9,683,308
------------------------------------------------------------------------------
Silicon Laboratories Inc. (c)                        391,943        12,032,650
==============================================================================
                                                                    51,183,677
==============================================================================

SPECIALTY STORES--0.24%

Dick's Sporting Goods, Inc. (c)                      164,156         3,214,174
==============================================================================

STEEL--0.44%

Carpenter Technology Corp.                           233,700         5,994,405
==============================================================================

SYSTEMS SOFTWARE--1.15%

Quality Systems, Inc. (b)                            371,400        15,695,364
==============================================================================


                                                  SHARES            VALUE
------------------------------------------------------------------------------
TECHNOLOGY DISTRIBUTORS--0.82%

Tech Data Corp. (c)                                  373,361   $    11,144,826
==============================================================================

TRADING COMPANIES &
  DISTRIBUTORS--0.51%

WESCO International, Inc. (c)                        216,904         6,979,971
==============================================================================

TRUCKING--0.94%

Knight Transportation, Inc. (b)                      753,305        12,783,586
==============================================================================

WIRELESS TELECOMMUNICATION
  SERVICES--0.79%

SBA Communications Corp. -Class A (c)                413,886        10,707,231
==============================================================================
    Total Common Stocks & Other Equity
      Interests
      (Cost $1,258,231,345)                                      1,342,417,525
==============================================================================

MONEY MARKET FUNDS--1.99%

Liquid Assets Portfolio
  -Institutional Class(d)                         13,566,212        13,566,212
------------------------------------------------------------------------------
Premier Portfolio
  -Institutional Class(d)                         13,566,212        13,566,212
==============================================================================
    Total Money Market Funds
      (Cost $27,132,424)                                            27,132,424
==============================================================================
TOTAL INVESTMENTS (excluding
  investments purchased with cash
  collateral from securities on
  loan)-100.67%
  (Cost $1,285,363,769)                                          1,369,549,949
==============================================================================

INVESTMENTS PURCHASED WITH CASH
  COLLATERAL FROM SECURITIES ON LOAN

MONEY MARKET FUNDS--14.54%

Liquid Assets Portfolio
  -Institutional Class
  (Cost $197,854,848)(d)(e)                      197,854,848       197,854,848
==============================================================================
TOTAL INVESTMENTS--115.21%
  (Cost $1,483,218,617)                                          1,567,404,797
==============================================================================
OTHER ASSETS LESS LIABILITIES--(15.21)%                           (206,958,791)
==============================================================================
NET ASSETS--100.00%                                            $ 1,360,446,006
______________________________________________________________________________
==============================================================================


Investment Abbreviations:

ADR  -- American Depositary Receipt
REIT -- Real Estate Investment Fund

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  All or a portion of this security was out on loan at September 30, 2008.

(c)  Non-income producing security.

(d) The money market fund and the Fund are affiliated by having the same investment advisor.

(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1D.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM SMALL CAP GROWTH FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2008
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

         Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

         Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

AIM SMALL CAP GROWTH FUND


B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

         The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

AIM SMALL CAP GROWTH FUND


NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to significant unobservable inputs (level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

         Level 1 - Quoted prices in an active market for identical assets.

         Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

         Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

         Below is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2008. The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                INVESTMENTS
INPUT LEVEL    IN SECURITIES
----------------------------
Level 1       $1,567,404,797
----------------------------
Level 2                   --
----------------------------
Level 3                   --
============================
              $1,567,404,797
============================

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2008 was $317,783,830 and $376,414,421, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

  UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
---------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $ 261,943,823
---------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities              (177,991,281)
=======================================================================================
Net unrealized appreciation of investment securities                     $  83,952,542
_______________________________________________________________________________________
=======================================================================================
Cost of investments for tax purposes is $1,483,452,255.

Item 2. Controls and Procedures.

     (a) As of September 24, 2008, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of September 24, 2008, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  AIM Growth Series


By:   /s/ Philip A. Taylor
      ----------------------------------
      Philip A. Taylor
      Principal Executive Officer

Date: November 26, 2008

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /s/ Philip A. Taylor
      ----------------------------------
      Philip A. Taylor
      Principal Executive Officer

Date: November 26, 2008


By:   /s/ Sheri Morris
      ----------------------------------
      Sheri Morris
      Principal Financial Officer

Date: November 26, 2008

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.